UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report - August 31, 2024

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SEIMX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class F Shares	$65	0.63%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Intermediate-Term Municipal Fund, Class F Shares - $122,402
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD) - $124,923
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	Intermediate-Term Municipal Fund, Class F Shares - $122402	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD) - $124923
Aug/14	$100000	$100000	$100000
Aug/15	$101667	$102525	$102017
Aug/16	$107683	$109577	$108111
Aug/17	$108314	$110545	$109294
Aug/18	$108202	$111084	$109339
Aug/19	$116834	$120770	$118260
Aug/20	$119708	$124678	$122272
Aug/21	$124468	$128912	$125631
Aug/22	$114130	$117784	$116724
Aug/23	$115399	$119791	$118684
Aug/24	$122402	$127085	$124923

How did the Fund perform in the last year?

Class F Shares of the Fund outperformed its benchmark, the Bloomberg 3-15 Year Municipal Blend Index for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

All three of the Fund’s sub-advisers generated strong relative performance during the reporting period. Delaware Investments Fund Advisers was the strongest-performing manager, benefitting from its allocation to the high-yield sector, which is not represented in the benchmark index, and overweight allocation and duration to BBB rated issues. Wellington Management Company also saw contributions from its overweight to lower-quality bonds, including high-yield, as well as an overweight to revenue bonds and slight duration overweight. Insight North America’s performance benefited from security selection within local general obligation (GO) bonds and select revenue sectors, as well as its overweights to continuing care retirement communities (CCRCs), prepaid gas and tobacco bonds, and a slight duration overweight.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Intermediate-Term Municipal Fund, Class F Shares	6.07%	0.94%	2.04%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)	5.26%	1.10%	2.25%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,558,082	846	$3,037	24%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Utilities	1.8%
Nursing Homes	2.7%
Industrial Development	2.9%
Tobacco	4.0%
Housing	4.2%
Power	4.9%
Water	6.8%
Transportation	7.4%
Airports	8.8%
Health Care	10.2%
Education	11.3%
General Obligations	11.5%
General Revenue	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.6%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%
King County, Public Hospital District No. 1	5.000%	12/01/27	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B	5.000%	12/01/42	0.5%
Denton, Utility System Revenue	5.000%	12/01/32	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SEIMX

Annual Shareholder Report - August 31, 2024

SEIMX-AR-24

Annual Shareholder Report - August 31, 2024

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SINYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class Y Shares	$39	0.38%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Intermediate-Term Municipal Fund, Class Y Shares - $125,311
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD) - $124,923
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	Intermediate-Term Municipal Fund, Class Y Shares - $125311	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD) - $124923
Aug/14	$100000	$100000	$100000
Aug/15	$101675	$102525	$102017
Aug/16	$107956	$109577	$108111
Aug/17	$108950	$110545	$109294
Aug/18	$109030	$111084	$109339
Aug/19	$118119	$120770	$118260
Aug/20	$121327	$124678	$122272
Aug/21	$126464	$128912	$125631
Aug/22	$116262	$117784	$116724
Aug/23	$117849	$119791	$118684
Aug/24	$125311	$127085	$124923

How did the Fund perform in the last year?

Class Y Shares of the Fund outperformed its benchmark, the Bloomberg 3-15 Year Municipal Blend Index for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

All three of the Fund’s sub-advisers generated strong relative performance during the reporting period. Delaware Investments Fund Advisers was the strongest-performing manager, benefitting from its allocation to the high-yield sector, which is not represented in the benchmark index, and overweight allocation and duration to BBB rated issues. Wellington Management Company also saw contributions from its overweight to lower-quality bonds, including high-yield, as well as an overweight to revenue bonds and slight duration overweight. Insight North America’s performance benefited from security selection within local general obligation (GO) bonds and select revenue sectors, as well as its overweights to continuing care retirement communities (CCRCs), prepaid gas and tobacco bonds, and a slight duration overweight.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Intermediate-Term Municipal Fund, Class Y Shares	6.33%	1.19%	2.28%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)	5.26%	1.10%	2.25%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,558,082	846	$3,037	24%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Utilities	1.8%
Nursing Homes	2.7%
Industrial Development	2.9%
Tobacco	4.0%
Housing	4.2%
Power	4.9%
Water	6.8%
Transportation	7.4%
Airports	8.8%
Health Care	10.2%
Education	11.3%
General Obligations	11.5%
General Revenue	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.6%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%
King County, Public Hospital District No. 1	5.000%	12/01/27	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B	5.000%	12/01/42	0.5%
Denton, Utility System Revenue	5.000%	12/01/32	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SINYX

Annual Shareholder Report - August 31, 2024

SINYX-AR-24

Annual Shareholder Report - August 31, 2024

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SUMAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.  This report describes changes and planned changes to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class F Shares	$64	0.63%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Short Duration Municipal Fund, Class F Shares - $110,347
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg 1 Year Municipal Bond Index (1-2) (USD) - $113,336
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	Short Duration Municipal Fund, Class F Shares - $110347	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 1 Year Municipal Bond Index (1-2) (USD) - $113336
Aug/14	$100000	$100000	$100000
Aug/15	$100163	$102525	$100575
Aug/16	$100639	$109577	$101347
Aug/17	$101113	$110545	$102401
Aug/18	$101641	$111084	$103060
Aug/19	$103827	$120770	$105795
Aug/20	$105581	$124678	$107859
Aug/21	$106389	$128912	$108532
Aug/22	$103913	$117784	$106803
Aug/23	$105856	$119791	$108758
Aug/24	$110347	$127085	$113336

How did the Fund perform in the last year?

Class F Shares of the Fund outperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index (1-2) (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

All three of the Fund’s sub-advisers outperformed the Fund’s benchmark index during the reporting period. Neuberger Berman Investment Advisers was the top performer, benefiting from its duration overweight and an overweight to lower-quality issues. Allspring Global Investments outperformed the benchmark due to an overweight to revenue bonds and lower-quality bonds. Western Asset Management’s performance was bolstered by an overweight to A rated securities, an overweight to the industrial revenue sector, and overall security selection.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Short Duration Municipal Fund, Class F Shares	4.24%	1.23%	0.99%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)	4.21%	1.39%	1.26%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,124	517	$1,750	37%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.4%
Public Facilities	0.4%
Board Bank Revenue	0.6%
Pollution Control	1.4%
Water	1.5%
Airports	2.7%
Transportation	2.9%
Power	4.9%
Utilities	5.6%
Industrial Development	8.6%
Health Care	11.1%
Education	11.7%
General Obligations	12.2%
Housing	16.8%
General Revenue	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects	3.450%	07/01/25	1.7%
Arlington, Housing Finance	3.500%	11/01/43	1.3%
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B	3.050%	06/01/25	1.3%
Georgia State, Main Street Natural Gas, Ser B	4.000%	08/01/49	1.2%
Lower Alabama, Gas District	4.000%	12/01/50	1.2%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project	3.750%	12/01/42	1.2%
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT	3.500%	05/01/38	1.2%
Tulsa, Ser A	0.050%	01/01/26	1.1%
San Antonio, Electric & Gas Systems Revenue, Ser A	1.750%	02/01/33	1.0%
Tennergy, Gas Supply Revenue	5.000%	10/01/54	1.0%

Material Fund Changes

On or before October 31, 2024, Western Asset Management Company, LLC will be removed as sub-advisor from the Fund.

This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SUMAX

Annual Shareholder Report - August 31, 2024

SUMAX-AR-24

Annual Shareholder Report - August 31, 2024

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SHYMX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.  This report describes changes and planned changes to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class Y Shares	$39	0.38%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Short Duration Municipal Fund, Class Y Shares - $112,762
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg 1 Year Municipal Bond Index (1-2) (USD) - $113,336
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	Short Duration Municipal Fund, Class Y Shares - $112762	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 1 Year Municipal Bond Index (1-2) (USD) - $113336
Aug/14	$100000	$100000	$100000
Aug/15	$100178	$102525	$100575
Aug/16	$100914	$109577	$101347
Aug/17	$101645	$110545	$102401
Aug/18	$102432	$111084	$103060
Aug/19	$104898	$120770	$105795
Aug/20	$106841	$124678	$107859
Aug/21	$107924	$128912	$108532
Aug/22	$105658	$117784	$106803
Aug/23	$107903	$119791	$108758
Aug/24	$112762	$127085	$113336

How did the Fund perform in the last year?

Class Y Shares of the Fund outperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index (1-2) (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

All three of the Fund’s sub-advisers outperformed the Fund’s benchmark index during the reporting period. Neuberger Berman Investment Advisers was the top performer, benefiting from its duration overweight and an overweight to lower-quality issues. Allspring Global Investments outperformed the benchmark due to an overweight to revenue bonds and lower-quality bonds. Western Asset Management’s performance was bolstered by an overweight to A rated securities, an overweight to the industrial revenue sector, and overall security selection.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Short Duration Municipal Fund, Class Y Shares	4.50%	1.46%	1.21%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)	4.21%	1.39%	1.26%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,124	517	$1,750	37%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.4%
Public Facilities	0.4%
Board Bank Revenue	0.6%
Pollution Control	1.4%
Water	1.5%
Airports	2.7%
Transportation	2.9%
Power	4.9%
Utilities	5.6%
Industrial Development	8.6%
Health Care	11.1%
Education	11.7%
General Obligations	12.2%
Housing	16.8%
General Revenue	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects	3.450%	07/01/25	1.7%
Arlington, Housing Finance	3.500%	11/01/43	1.3%
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B	3.050%	06/01/25	1.3%
Georgia State, Main Street Natural Gas, Ser B	4.000%	08/01/49	1.2%
Lower Alabama, Gas District	4.000%	12/01/50	1.2%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project	3.750%	12/01/42	1.2%
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT	3.500%	05/01/38	1.2%
Tulsa, Ser A	0.050%	01/01/26	1.1%
San Antonio, Electric & Gas Systems Revenue, Ser A	1.750%	02/01/33	1.0%
Tennergy, Gas Supply Revenue	5.000%	10/01/54	1.0%

Material Fund Changes

On or before October 31, 2024, Western Asset Management Company, LLC will be removed as sub-advisor from the Fund.

This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SHYMX

Annual Shareholder Report - August 31, 2024

SHYMX-AR-24

Annual Shareholder Report - August 31, 2024

California Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SBDAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class F Shares	$61	0.60%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

California Municipal Bond Fund, Class F Shares - $114,220
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg California Intermediate Municipal Index (USD) - $121,309
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	California Municipal Bond Fund, Class F Shares - $114220	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg California Intermediate Municipal Index (USD) - $121309
Aug/14	$100000	$100000	$100000
Aug/15	$101526	$102525	$101905
Aug/16	$106673	$109577	$107414
Aug/17	$107246	$110545	$108477
Aug/18	$105887	$111084	$108231
Aug/19	$113472	$120770	$116450
Aug/20	$116187	$124678	$120765
Aug/21	$117710	$128912	$122538
Aug/22	$108640	$117784	$114309
Aug/23	$109435	$119791	$115829
Aug/24	$114220	$127085	$121309

How did the Fund perform in the last year?

Class F shares of the Fund underperformed its benchmark, the Bloomberg California Intermediate Municipal Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

In late June 2024, the State of California passed its fiscal-year 2025 budget of nearly $300 billion to close its budget gap of $46.8 billion. Despite a sizeable budget deficit in fiscal year 2024, the state’s $22.2 billion in reserves provide protection in addition to the numerous spending cuts to which the state has committed. California’s general obligation bonds are rated AA/AA2/AA- by credit-rating agencies Fitch, Moody’s and S&P, respectively, reflecting a strong credit profile.

An overweight position in the airport sector detracted from the Fund’s relative performance for the reporting period. Overall security selection benefited Fund performance. An overweight to revenue bonds and an underweight to general obligation bonds also had a positive impact. Among revenue subsectors, an overweight to housing and underweight to water/sewer bonds were the primary contributors to Fund performance.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
California Municipal Bond Fund, Class F Shares	4.37%	0.13%	1.34%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg California Intermediate Municipal Index (USD)	4.73%	0.82%	1.95%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$239,797	141	$570	26%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Utilities	0.8%
Pollution Control	1.5%
Industrial Development	1.9%
Tobacco	1.9%
Cash Equivalent	2.1%
Water	2.7%
Housing	2.9%
Transportation	2.9%
Power	3.9%
Education	12.7%
Health Care	12.9%
Airports	15.3%
General Obligations	18.5%
General Revenue	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
California State	5.000%	11/01/31	3.5%
California State	5.000%	08/01/31	2.4%
California State	5.000%	10/01/35	2.4%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.4%
San Diego County, Regional Airport Authority, Sub-Ser B, AMT	5.000%	07/01/31	2.3%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	1.9%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
Los Angeles, Unified School District, Ser A	5.000%	07/01/29	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

California Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SBDAX

Annual Shareholder Report - August 31, 2024

SBDAX-AR-24

Annual Shareholder Report - August 31, 2024

California Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SCYYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class Y Shares	$46	0.45%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

California Municipal Bond Fund, Class Y Shares - $115,584
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg California Intermediate Municipal Index (USD) - $121,309
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	California Municipal Bond Fund, Class Y Shares - $115584	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg California Intermediate Municipal Index (USD) - $121309
Aug/14	$100000	$100000	$100000
Aug/15	$101526	$102525	$101905
Aug/16	$106759	$109577	$107414
Aug/17	$107493	$110545	$108477
Aug/18	$106290	$111084	$108231
Aug/19	$114075	$120770	$116450
Aug/20	$116875	$124678	$120765
Aug/21	$118579	$128912	$122538
Aug/22	$109594	$117784	$114309
Aug/23	$110687	$119791	$115829
Aug/24	$115584	$127085	$121309

How did the Fund perform in the last year?

Class Y shares of the Fund underperformed its benchmark, the Bloomberg California Intermediate Municipal Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

In late June 2024, the State of California passed its fiscal-year 2025 budget of nearly $300 billion to close its budget gap of $46.8 billion. Despite a sizeable budget deficit in fiscal year 2024, the state’s $22.2 billion in reserves provide protection in addition to the numerous spending cuts to which the state has committed. California’s general obligation bonds are rated AA/AA2/AA- by credit-rating agencies Fitch, Moody’s and S&P, respectively, reflecting a strong credit profile.

An overweight position in the airport sector detracted from the Fund’s relative performance for the reporting period. Overall security selection benefited Fund performance. An overweight to revenue bonds and an underweight to general obligation bonds also had a positive impact. Among revenue subsectors, an overweight to housing and underweight to water/sewer bonds were the primary contributors to Fund performance.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
California Municipal Bond Fund, Class Y Shares	4.42%	0.26%	1.46%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg California Intermediate Municipal Index (USD)	4.73%	0.82%	1.95%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$239,797	141	$570	26%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Utilities	0.8%
Pollution Control	1.5%
Industrial Development	1.9%
Tobacco	1.9%
Cash Equivalent	2.1%
Water	2.7%
Housing	2.9%
Transportation	2.9%
Power	3.9%
Education	12.7%
Health Care	12.9%
Airports	15.3%
General Obligations	18.5%
General Revenue	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
California State	5.000%	11/01/31	3.5%
California State	5.000%	08/01/31	2.4%
California State	5.000%	10/01/35	2.4%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.4%
San Diego County, Regional Airport Authority, Sub-Ser B, AMT	5.000%	07/01/31	2.3%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	1.9%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
Los Angeles, Unified School District, Ser A	5.000%	07/01/29	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

California Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SCYYX

Annual Shareholder Report - August 31, 2024

SCYYX-AR-24

Annual Shareholder Report - August 31, 2024

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SMAAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class F Shares	$65	0.64%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Massachusetts Municipal Bond Fund, Class F Shares - $113,962
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg Massachusetts Intermediate Municipal Index (USD) - $121,726
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	Massachusetts Municipal Bond Fund, Class F Shares - $113962	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg Massachusetts Intermediate Municipal Index (USD) - $121726
Aug/14	$100000	$100000	$100000
Aug/15	$101270	$102525	$102018
Aug/16	$106772	$109577	$107898
Aug/17	$107013	$110545	$109183
Aug/18	$104865	$111084	$107851
Aug/19	$113283	$120770	$116930
Aug/20	$116446	$124678	$121813
Aug/21	$117534	$128912	$123659
Aug/22	$108390	$117784	$115152
Aug/23	$109389	$119791	$116665
Aug/24	$113962	$127085	$121726

How did the Fund perform in the last year?

Class F Shares of the Fund modestly underperformed its benchmark, the Bloomberg Massachusetts Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

The Fund’s relative performance for the reporting period was hampered by portfolio duration, and yield curve positioning detracted during the fourth quarter of 2023. Overall security selection bolstered performance, most notably in local general obligation (GO) bonds, education, special tax, and water and sewer issues. Sector allocation also contributed modestly through the portfolio’s overweight to revenue bonds.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Massachusetts Municipal Bond Fund, Class F Shares	4.18%	0.12%	1.32%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg Massachusetts Intermediate Municipal Index (USD)	4.34%	0.81%	1.99%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$59,219	66	$156	21%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Power	3.8%
General Revenue	7.7%
Airports	7.8%
Transportation	8.7%
Water	9.8%
Health Care	14.3%
General Obligations	21.2%
Education	25.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.0%
Massachusetts State, Ser C	5.000%	10/01/33	4.9%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	3.1%
University of Massachusetts, Building Authority, Ser 1	5.000%	11/01/30	2.8%
Lowell	5.000%	09/01/27	2.8%
Boston, Ser A	4.000%	11/01/31	2.7%
Massachusetts State, Ser B	5.000%	01/01/28	2.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/27	2.7%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.5%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SMAAX

Annual Shareholder Report - August 31, 2024

SMAAX-AR-24

Annual Shareholder Report - August 31, 2024

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SMSYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class Y Shares	$50	0.49%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Massachusetts Municipal Bond Fund, Class Y Shares - $115,338
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg Massachusetts Intermediate Municipal Index (USD) - $121,726
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	Massachusetts Municipal Bond Fund, Class Y Shares - $115338	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg Massachusetts Intermediate Municipal Index (USD) - $121726
Aug/14	$100000	$100000	$100000
Aug/15	$101270	$102525	$102018
Aug/16	$106862	$109577	$107898
Aug/17	$107173	$110545	$109183
Aug/18	$105175	$111084	$107851
Aug/19	$113904	$120770	$116930
Aug/20	$117160	$124678	$121813
Aug/21	$118541	$128912	$123659
Aug/22	$109366	$117784	$115152
Aug/23	$110650	$119791	$116665
Aug/24	$115338	$127085	$121726

How did the Fund perform in the last year?

Class Y Shares of the Fund modestly underperformed its benchmark, the Bloomberg Massachusetts Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

The Fund’s relative performance for the reporting period was hampered by portfolio duration, and yield curve positioning detracted during the fourth quarter of 2023. Overall security selection bolstered performance, most notably in local general obligation (GO) bonds, education, special tax, and water and sewer issues. Sector allocation also contributed modestly through the portfolio’s overweight to revenue bonds.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Massachusetts Municipal Bond Fund, Class Y Shares	4.24%	0.25%	1.44%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg Massachusetts Intermediate Municipal Index (USD)	4.34%	0.81%	1.99%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$59,219	66	$156	21%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Power	3.8%
General Revenue	7.7%
Airports	7.8%
Transportation	8.7%
Water	9.8%
Health Care	14.3%
General Obligations	21.2%
Education	25.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.0%
Massachusetts State, Ser C	5.000%	10/01/33	4.9%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	3.1%
University of Massachusetts, Building Authority, Ser 1	5.000%	11/01/30	2.8%
Lowell	5.000%	09/01/27	2.8%
Boston, Ser A	4.000%	11/01/31	2.7%
Massachusetts State, Ser B	5.000%	01/01/28	2.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/27	2.7%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.5%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SMSYX

Annual Shareholder Report - August 31, 2024

SMSYX-AR-24

Annual Shareholder Report - August 31, 2024

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENJX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class F Shares	$62	0.61%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New Jersey Municipal Bond Fund, Class F Shares - $115,821
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD) - $121,636
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	New Jersey Municipal Bond Fund, Class F Shares - $115821	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD) - $121636
Aug/14	$100000	$100000	$100000
Aug/15	$100469	$102525	$101643
Aug/16	$105973	$109577	$106632
Aug/17	$106701	$110545	$107979
Aug/18	$106150	$111084	$107601
Aug/19	$113557	$120770	$115391
Aug/20	$116083	$124678	$119299
Aug/21	$117752	$128912	$121870
Aug/22	$109771	$117784	$114459
Aug/23	$111234	$119791	$116057
Aug/24	$115821	$127085	$121636

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, the Bloomberg 3-10 Year Municipal Blend Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

The Fund’s short duration and yield-curve positioning were the largest detractors from its performance relative to the benchmark during the reporting period. Sector allocation had a positive impact on performance, attributable mainly to an overweight allocation to revenue bonds and underweight to general obligation bonds. Among revenue subsectors, an overweight to airports and underweights to essential service sectors (public power and water/sewer) benefited Fund performance, while overweights to the hospital and education sectors were detractors. An overweight position in A and BBB rated securities, as well as the focus on New Jersey securities against the Fund’s nationally oriented benchmark index, bolstered Fund performance.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
New Jersey Municipal Bond Fund, Class F Shares	4.12%	0.40%	1.48%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)	4.81%	1.06%	1.98%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$93,186	82	$212	21%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Tobacco	0.6%
Water	1.8%
Cash Equivalent	2.4%
Housing	2.5%
Industrial Development	3.3%
General Obligations	6.2%
Airports	6.7%
Transportation	13.0%
Health Care	18.0%
Education	19.6%
General Revenue	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New Jersey State, Transportation Trust Fund Authority, Ser BB	5.000%	06/15/31	3.9%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	3.7%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.9%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.5%
Bergen County, Improvement Authority, Ser C	5.000%	08/15/25	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENJX

Annual Shareholder Report - August 31, 2024

SENJX-AR-24

Annual Shareholder Report - August 31, 2024

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNJYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class Y Shares	$47	0.46%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New Jersey Municipal Bond Fund, Class Y Shares - $117,303
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD) - $121,636
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	New Jersey Municipal Bond Fund, Class Y Shares - $117303	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD) - $121636
Aug/14	$100000	$100000	$100000
Aug/15	$100469	$102525	$101643
Aug/16	$106054	$109577	$106632
Aug/17	$106938	$110545	$107979
Aug/18	$106546	$111084	$107601
Aug/19	$114150	$120770	$115391
Aug/20	$116865	$124678	$119299
Aug/21	$118722	$128912	$121870
Aug/22	$110843	$117784	$114459
Aug/23	$112374	$119791	$116057
Aug/24	$117303	$127085	$121636

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, the Bloomberg 3-10 Year Municipal Blend Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

The Fund’s short duration and yield-curve positioning were the largest detractors from its performance relative to the benchmark during the reporting period. Sector allocation had a positive impact on performance, attributable mainly to an overweight allocation to revenue bonds and underweight to general obligation bonds. Among revenue subsectors, an overweight to airports and underweights to essential service sectors (public power and water/sewer) benefited Fund performance, while overweights to the hospital and education sectors were detractors. An overweight position in A and BBB rated securities, as well as the focus on New Jersey securities against the Fund’s nationally oriented benchmark index, bolstered Fund performance.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
New Jersey Municipal Bond Fund, Class Y Shares	4.39%	0.55%	1.61%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)	4.81%	1.06%	1.98%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$93,186	82	$212	21%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Tobacco	0.6%
Water	1.8%
Cash Equivalent	2.4%
Housing	2.5%
Industrial Development	3.3%
General Obligations	6.2%
Airports	6.7%
Transportation	13.0%
Health Care	18.0%
Education	19.6%
General Revenue	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New Jersey State, Transportation Trust Fund Authority, Ser BB	5.000%	06/15/31	3.9%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	3.7%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.9%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.5%
Bergen County, Improvement Authority, Ser C	5.000%	08/15/25	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNJYX

Annual Shareholder Report - August 31, 2024

SNJYX-AR-24

Annual Shareholder Report - August 31, 2024

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENYX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class F Shares	$62	0.61%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New York Municipal Bond Fund, Class F Shares - $115,593
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg New York Intermediate Municipal Index (USD) - $122,394
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	New York Municipal Bond Fund, Class F Shares - $115593	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg New York Intermediate Municipal Index (USD) - $122394
Aug/14	$100000	$100000	$100000
Aug/15	$101250	$102525	$102164
Aug/16	$106400	$109577	$107585
Aug/17	$107049	$110545	$109081
Aug/18	$105295	$111084	$107982
Aug/19	$113095	$120770	$116646
Aug/20	$114548	$124678	$119001
Aug/21	$117138	$128912	$122698
Aug/22	$109168	$117784	$115010
Aug/23	$110598	$119791	$116966
Aug/24	$115593	$127085	$122394

How did the Fund perform in the last year?

Class F Shares of the Fund modestly underperformed its benchmark, the Bloomberg New York Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

While New York faces challenges, including an above-average debt burden, large other post-employment benefits (OPEB) liability and population growth issues, the state is buffered by its $19.5 billion principal reserves and benefits from a diverse economy and well-funded pension system. The state’s debt is rated AA+/AA+/AA1 from credit-rating agencies S&P, Fitch and Moody’s, respectively, reflecting a strong credit profile.

Overall security selection bolstered the Fund’s relative performance for the reporting period, with contributions from airports, education, transportation, and special tax issues. Additionally, the Fund’s duration position and a barbelled yield-curve position (investing in short- and long-term bonds with no exposure to the intermediate segment of the curve) contributed to performance, while sector allocation was a moderate detractor due to the Fund’s allocation to pre-refunded bonds.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
New York Municipal Bond Fund, Class F Shares	4.52%	0.44%	1.46%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg New York Intermediate Municipal Index (USD)	4.64%	0.97%	2.04%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$105,430	78	$248	19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Tobacco	0.7%
Power	1.5%
Cash Equivalent	1.7%
Water	2.7%
Health Care	4.2%
Utilities	5.4%
Industrial Development	5.9%
Housing	6.7%
General Obligations	9.8%
Transportation	10.4%
Airports	11.5%
Education	17.2%
General Revenue	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	4.2%
New York State, Dormitory Authority, Ser A	5.000%	10/01/29	2.5%
New York City, Transitional Finance Authority, Sub-Ser	5.000%	05/01/37	2.5%
New York State, Mortgage Agency, Ser 189, AMT	3.250%	10/01/25	2.4%
Nassau County, Interim Finance Authority, Ser A	5.000%	11/15/30	2.3%
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A	5.000%	07/01/34	2.2%
New York State, Dormitory Authority, Presbyterian Hospial Obligated Group	5.000%	08/01/35	2.2%
New York State, Dormitory Authority, Ser A-1	5.000%	03/15/35	2.2%
New York State, Dormitory Authority, Ser A, AGM	5.000%	10/01/36	2.2%
Hudson Yards Infrastructure	5.000%	02/15/34	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENYX

Annual Shareholder Report - August 31, 2024

SENYX-AR-24

Annual Shareholder Report - August 31, 2024

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNYYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class Y Shares	$47	0.46%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New York Municipal Bond Fund, Class Y Shares - $117,088
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg New York Intermediate Municipal Index (USD) - $122,394
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	New York Municipal Bond Fund, Class Y Shares - $117088	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg New York Intermediate Municipal Index (USD) - $122394
Aug/14	$100000	$100000	$100000
Aug/15	$101250	$102525	$102164
Aug/16	$106377	$109577	$107585
Aug/17	$107291	$110545	$109081
Aug/18	$105592	$111084	$107982
Aug/19	$113599	$120770	$116646
Aug/20	$115235	$124678	$119001
Aug/21	$118023	$128912	$122698
Aug/22	$110141	$117784	$115010
Aug/23	$111745	$119791	$116966
Aug/24	$117088	$127085	$122394

How did the Fund perform in the last year?

Class Y Shares of the Fund outperformed its benchmark, the Bloomberg New York Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

While New York faces challenges, including an above-average debt burden, large other post-employment benefits (OPEB) liability and population growth issues, the state is buffered by its $19.5 billion principal reserves and benefits from a diverse economy and well-funded pension system. The state’s debt is rated AA+/AA+/AA1 from credit-rating agencies S&P, Fitch and Moody’s, respectively, reflecting a strong credit profile.

Overall security selection bolstered the Fund’s relative performance for the reporting period, with contributions from airports, education, transportation, and special tax issues. Additionally, the Fund’s duration position and a barbelled yield-curve position (investing in short- and long-term bonds with no exposure to the intermediate segment of the curve) contributed to performance, while sector allocation was a moderate detractor due to the Fund’s allocation to pre-refunded bonds.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
New York Municipal Bond Fund, Class Y Shares	4.78%	0.61%	1.59%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg New York Intermediate Municipal Index (USD)	4.64%	0.97%	2.04%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$105,430	78	$248	19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Tobacco	0.7%
Power	1.5%
Cash Equivalent	1.7%
Water	2.7%
Health Care	4.2%
Utilities	5.4%
Industrial Development	5.9%
Housing	6.7%
General Obligations	9.8%
Transportation	10.4%
Airports	11.5%
Education	17.2%
General Revenue	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	4.2%
New York State, Dormitory Authority, Ser A	5.000%	10/01/29	2.5%
New York City, Transitional Finance Authority, Sub-Ser	5.000%	05/01/37	2.5%
New York State, Mortgage Agency, Ser 189, AMT	3.250%	10/01/25	2.4%
Nassau County, Interim Finance Authority, Ser A	5.000%	11/15/30	2.3%
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A	5.000%	07/01/34	2.2%
New York State, Dormitory Authority, Presbyterian Hospial Obligated Group	5.000%	08/01/35	2.2%
New York State, Dormitory Authority, Ser A-1	5.000%	03/15/35	2.2%
New York State, Dormitory Authority, Ser A, AGM	5.000%	10/01/36	2.2%
Hudson Yards Infrastructure	5.000%	02/15/34	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNYYX

Annual Shareholder Report - August 31, 2024

SNYYX-AR-24

Annual Shareholder Report - August 31, 2024

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SEPAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class F Shares	$65	0.64%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Pennsylvania Municipal Bond Fund, Class F Shares - $116,872
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg Pennsylvania Intermediate Municipal Index (USD) - $126,109
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	Pennsylvania Municipal Bond Fund, Class F Shares - $116872	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg Pennsylvania Intermediate Municipal Index (USD) - $126109
Aug/14	$100000	$100000	$100000
Aug/15	$101768	$102525	$102082
Aug/16	$106599	$109577	$107532
Aug/17	$107591	$110545	$109687
Aug/18	$106070	$111084	$109229
Aug/19	$114989	$120770	$119869
Aug/20	$118648	$124678	$124487
Aug/21	$120461	$128912	$128300
Aug/22	$111233	$117784	$119166
Aug/23	$111990	$119791	$120684
Aug/24	$116872	$127085	$126109

How did the Fund perform in the last year?

Class F of the  Fund modestly underperformed its benchmark, the Bloomberg Pennsylvania Intermediate Municipal Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

Overall security selection enhanced Fund performance during the reporting period, particularly within local general obligation (GO) bonds, education, transportation, water and sewer, and hospital issues; however, security selection within the revenue sectors weighed on performance during the first quarter of 2024. Additionally, Fund performance benefited from a modestly longer duration position, as well as a barbelled yield-curve position (investing in short- and long-term bonds with no exposure to the intermediate segment of the curve). An overweight to revenue bonds, notably continuing care retirement communities (CCRCs), benefited Fund performance.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Pennsylvania Municipal Bond Fund, Class F Shares	4.36%	0.33%	1.57%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)	4.50%	1.02%	2.35%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$133,567	118	$367	20%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.3%
Industrial Development	0.8%
Tobacco	2.0%
Public Facilities	2.2%
Housing	2.3%
Airports	2.7%
Nursing Homes	3.1%
Utilities	6.4%
General Revenue	7.2%
Water	11.3%
General Obligations	11.6%
Transportation	12.1%
Health Care	16.1%
Education	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	4.0%
Pennsylvania State, BAM	4.000%	03/01/35	2.7%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.4%
Philadelphia, School District, Ser A, ST AID WITHHLDG	5.000%	09/01/27	2.3%
Pennsylvania State, Commonwealth Bid Group A	5.000%	09/01/32	2.2%
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	2.0%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	2.0%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.9%
University of Pittsburgh, Commonwealth System of Higher Education	5.000%	02/15/34	1.8%
Pennsylvania State, Turnpike Commission, Ser A	5.000%	12/01/32	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SEPAX

Annual Shareholder Report - August 31, 2024

SEPAX-AR-24

Annual Shareholder Report - August 31, 2024

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SPAYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class Y Shares	$49	0.48%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Pennsylvania Municipal Bond Fund, Class Y Shares - $118,375
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg Pennsylvania Intermediate Municipal Index (USD) - $126,109
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	Pennsylvania Municipal Bond Fund, Class Y Shares - $118375	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg Pennsylvania Intermediate Municipal Index (USD) - $126109
Aug/14	$100000	$100000	$100000
Aug/15	$101768	$102525	$102082
Aug/16	$106719	$109577	$107532
Aug/17	$107872	$110545	$109687
Aug/18	$106407	$111084	$109229
Aug/19	$115635	$120770	$119869
Aug/20	$119493	$124678	$124487
Aug/21	$121491	$128912	$128300
Aug/22	$112353	$117784	$119166
Aug/23	$113170	$119791	$120684
Aug/24	$118375	$127085	$126109

How did the Fund perform in the last year?

Class Y of the Fund outperformed its benchmark, the Bloomberg Pennsylvania Intermediate Municipal Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

Overall security selection enhanced Fund performance during the reporting period, particularly within local general obligation (GO) bonds, education, transportation, water and sewer, and hospital issues; however, security selection within the revenue sectors weighed on performance during the first quarter of 2024. Additionally, Fund performance benefited from a modestly longer duration position, as well as a barbelled yield-curve position (investing in short- and long-term bonds with no exposure to the intermediate segment of the curve). An overweight to revenue bonds, notably continuing care retirement communities (CCRCs), benefited Fund performance.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Pennsylvania Municipal Bond Fund, Class Y Shares	4.60%	0.47%	1.70%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)	4.50%	1.02%	2.35%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$133,567	118	$367	20%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.3%
Industrial Development	0.8%
Tobacco	2.0%
Public Facilities	2.2%
Housing	2.3%
Airports	2.7%
Nursing Homes	3.1%
Utilities	6.4%
General Revenue	7.2%
Water	11.3%
General Obligations	11.6%
Transportation	12.1%
Health Care	16.1%
Education	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	4.0%
Pennsylvania State, BAM	4.000%	03/01/35	2.7%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.4%
Philadelphia, School District, Ser A, ST AID WITHHLDG	5.000%	09/01/27	2.3%
Pennsylvania State, Commonwealth Bid Group A	5.000%	09/01/32	2.2%
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	2.0%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	2.0%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.9%
University of Pittsburgh, Commonwealth System of Higher Education	5.000%	02/15/34	1.8%
Pennsylvania State, Turnpike Commission, Ser A	5.000%	12/01/32	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SPAYX

Annual Shareholder Report - August 31, 2024

SPAYX-AR-24

Annual Shareholder Report - August 31, 2024

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class F Shares - SEATX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class F Shares	$91	0.86%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Advantaged Income Fund, Class F Shares - $145,572
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD) - $143,695
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	Tax-Advantaged Income Fund, Class F Shares - $145572	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD) - $143695
Aug/14	$100000	$100000	$100000
Aug/15	$103231	$102525	$100984
Aug/16	$114706	$109577	$111834
Aug/17	$117429	$110545	$113750
Aug/18	$120714	$111084	$118174
Aug/19	$130255	$120770	$129250
Aug/20	$134157	$124678	$131790
Aug/21	$146137	$128912	$143106
Aug/22	$131509	$117784	$129527
Aug/23	$131422	$119791	$130836
Aug/24	$145572	$127085	$143695

How did the Fund perform in the last year?

Class F Shares of the Fund outperformed its benchmark, a 60%/40% blend of the Bloomberg High Yield Municipal Bond Index (USD) and the Bloomberg US Municipal Bond Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

Spectrum Asset Management significantly outperformed its custom preferred securities benchmark and was the Fund’s top-performing sub-adviser for the reporting period as its holding in preferred securities outperformed municipal bonds. Pacific Investment Management Company (PIMCO) also outperformed its benchmark due to an allocation to taxable municipals—which are not represented in the benchmark index—an overweight to revenue bonds, and an overweight duration position. Allspring Global Investments (Allspring) underperformed its benchmark as the manager was unable to keep pace with the municipal bond market’s sharp rally in November and December 2023. Allspring was positioned with underweight to the lowest coupon structures which were the strongest performers during the market upturn; however, the manager subsequently performed well for the first eight months of 2024.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Advantaged Income Fund, Class F Shares	10.77%	2.25%	3.83%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)	9.83%	2.14%	3.69%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,026,165	487	$3,728	23%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Board Bank Revenue	0.3%
Mortgage-Backed Securities	0.8%
Transportation	1.1%
Pollution Control	1.7%
Airports	1.9%
Water	2.4%
Power	2.7%
Health Care	2.9%
Preferred Stock	3.1%
General Obligations	4.2%
Nursing Homes	4.7%
U.S. Treasury Obligations	4.9%
Education	5.6%
Tobacco	6.7%
Housing	6.8%
Industrial Development	10.9%
General Revenue	16.4%
Corporate Obligations	21.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
United States Treasury Bill	5.258%	10/01/24	2.6%
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.1%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.1%
New York State, Liberty Development Authority, World Trade Center Project	5.000%	11/15/44	1.0%
Truist Financial, H15T5Y + 3.003%	6.669%	03/01/73	1.0%
Puerto Rico, Sub-Ser	0.000%	11/01/51	1.0%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL	3.167%	10/01/38	0.9%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	0.9%
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT	9.000%	03/01/39	0.9%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class F Shares - SEATX

Annual Shareholder Report - August 31, 2024

SEATX-AR-24

Annual Shareholder Report - August 31, 2024

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class Y Shares - STAYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class Y Shares	$65	0.62%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Advantaged Income Fund, Class Y Shares - $148,681
Bloomberg US Municipal Bond Index (USD)* - $127,085
Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD) - $143,695
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Aug/14
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24

	Tax-Advantaged Income Fund, Class Y Shares - $148681	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD) - $143695
Aug/14	$100000	$100000	$100000
Aug/15	$103117	$102525	$100984
Aug/16	$114873	$109577	$111834
Aug/17	$117890	$110545	$113750
Aug/18	$121486	$111084	$118174
Aug/19	$131416	$120770	$129250
Aug/20	$135687	$124678	$131790
Aug/21	$148173	$128912	$143106
Aug/22	$133655	$117784	$129527
Aug/23	$133890	$119791	$130836
Aug/24	$148681	$127085	$143695

How did the Fund perform in the last year?

Class Y Shares of the Fund outperformed its benchmark, a 60%/40% blend of the Bloomberg High Yield Municipal Bond Index (USD) and the Bloomberg US Municipal Bond Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

Spectrum Asset Management significantly outperformed its custom preferred securities benchmark and was the Fund’s top-performing sub-adviser for the reporting period as its holding in preferred securities outperformed municipal bonds. Pacific Investment Management Company (PIMCO) also outperformed its benchmark due to an allocation to taxable municipals—which are not represented in the benchmark index—an overweight to revenue bonds, and an overweight duration position. Allspring Global Investments (Allspring) underperformed its benchmark as the manager was unable to keep pace with the municipal bond market’s sharp rally in November and December 2023. Allspring was positioned with underweight to the lowest coupon structures which were the strongest performers during the market upturn; however, the manager subsequently performed well for the first eight months of 2024.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Advantaged Income Fund, Class Y Shares	11.05%	2.50%	4.05%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)	9.83%	2.14%	3.69%
Footnote	Description
Footnote*	As of August 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,026,165	487	$3,728	23%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Board Bank Revenue	0.3%
Mortgage-Backed Securities	0.8%
Transportation	1.1%
Pollution Control	1.7%
Airports	1.9%
Water	2.4%
Power	2.7%
Health Care	2.9%
Preferred Stock	3.1%
General Obligations	4.2%
Nursing Homes	4.7%
U.S. Treasury Obligations	4.9%
Education	5.6%
Tobacco	6.7%
Housing	6.8%
Industrial Development	10.9%
General Revenue	16.4%
Corporate Obligations	21.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
United States Treasury Bill	5.258%	10/01/24	2.6%
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.1%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.1%
New York State, Liberty Development Authority, World Trade Center Project	5.000%	11/15/44	1.0%
Truist Financial, H15T5Y + 3.003%	6.669%	03/01/73	1.0%
Puerto Rico, Sub-Ser	0.000%	11/01/51	1.0%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL	3.167%	10/01/38	0.9%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	0.9%
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT	9.000%	03/01/39	0.9%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class Y Shares - STAYX

Annual Shareholder Report - August 31, 2024

STAYX-AR-24

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2024			Fiscal Year 2023
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$187,035	$0	$0	$187,035	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$359,174	$0	$0	$354,196	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2024 and 2023 were $359,174 and $354,196, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17 Ad-13.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) No applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

August 31, 2024

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Tax Exempt Trust

❯	Intermediate-Term Municipal Fund

❯	Short Duration Municipal Fund

❯	California Municipal Bond Fund

❯	Massachusetts Municipal Bond Fund

❯	New Jersey Municipal Bond Fund

❯	New York Municipal Bond Fund

❯	Pennsylvania Municipal Bond Fund

❯	Tax-Advantaged Income Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Glossary	71
Statements of Assets and Liabilities	72
Statements of Operations	74
Statements of Changes in Net Assets	76
Financial Highlights	79
Notes to Financial Statements	81
Report of Independent Registered Public Accounting Firm	93
Notice to Shareholders	94
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Form N-CSR Item 11)	95

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.4%
Alabama — 3.9%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,028
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,624
Black Belt, Energy Gas District, Ser A, RB
5.250%, 05/01/2055 (A)	4,550	4,991
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	5,024
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	314
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,677
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,565
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,225
5.250%, 10/01/2043	1,500	1,645
5.000%, 10/01/2032	2,500	2,801
5.000%, 10/01/2038	5,345	5,906
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	5,024
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	5,096
5.000%, 09/01/2031	640	689
5.000%, 09/01/2034	2,000	2,184
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,328
5.500%, 11/01/2053 (A)	665	725
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,785
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	2,000	2,156
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	689

		60,476

Alaska — 0.1%
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	623

Arizona — 2.4%
Arizona State, Board of Regents, Ser S, RB
5.000%, 07/01/2038	5,500	6,355
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,635	1,694

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	$4,570	$4,667
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	142
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	750	690
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	3,190	3,082
Chandler, Industrial Development Authority, AMT, RB
4.000%, 06/01/2049 (A)	1,800	1,822
Glendale, Industrial Development Authority, Royal Oaks Life Care Community, RB
4.000%, 05/15/2031	500	488
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,351
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,350
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	276
Maricopa County, Industrial Development Authority, Honor Health Project, Ser D, RB
5.000%, 12/01/2038	550	618
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2030	500	507
5.000%, 07/01/2032	1,095	1,110
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	2,100	2,249
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	368
5.000%, 07/01/2032	115	120
5.000%, 07/01/2033	355	369
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
2.400%, 11/15/2052 (A)	1,600	1,600
Salt Verde Financial Corp, Gas Revenue, RB
5.000%, 12/01/2032	2,500	2,724

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Salt Verde Finanical Corp, Gas Revenue, RB
5.250%, 12/01/2024	$1,330	$1,335
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	353
4.000%, 12/01/2028	365	362
4.000%, 12/01/2029	385	381
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	871
5.500%, 10/01/2027 (B)	900	801

		36,685

Arkansas — 0.2%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	670	692
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	670	691
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,597

		2,980

California — 5.1%
Bay Area, Toll Authority, RB
3.220%, 04/01/2056 (A)	1,115	1,100
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2035	2,000	2,232
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	202
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	565	598
5.000%, 01/01/2055 (A)	2,000	2,157
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,644
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	6,350	6,803
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	380

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
5.250%, 08/01/2044	$1,000	$1,159
5.000%, 08/01/2026	2,000	2,090
5.000%, 09/01/2028	3,000	3,135
5.000%, 09/01/2029	1,500	1,567
5.000%, 09/01/2030	3,395	3,540
5.000%, 08/01/2031	940	1,075
5.000%, 11/01/2042	1,500	1,679
3.000%, 03/01/2046	2,000	1,666
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,844	2,765
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, AMT, RB
8.000%, 01/01/2050 (A)(B)	1,950	1,969
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,061
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,212
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	389
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,120
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	770
Golden State, Tobacco Securitization Project, Ser A, RB, ST APPROP
Pre-Refunded @ 100
5.000%, 06/01/2025 (D)	3,000	3,057
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (E)	1,450	1,510
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (D)	4,960	5,401
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	741
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	5,572
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	584

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
4.000%, 05/15/2037	$500	$503
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	1,020
San Francisco City & County, Redevelopment Agency Successor Agency, Transbay Infrastructure Projects, TA, AGM
5.000%, 08/01/2048	425	469
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,687
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (D)	3,000	3,063
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,824
5.000%, 09/01/2031	1,815	1,888

		78,632

Colorado — 2.5%
Colorado State, Bridge & Tunnel Enterprise, Ser A, RB, AGM
5.000%, 12/01/2043	1,310	1,450
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	363
5.000%, 06/15/2031	500	518
Colorado State, Educational & Cultural Facilities Authority, Ascent Classical Academy Project, RB
5.250%, 04/01/2039 (B)	1,000	1,046
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	502
Colorado State, Health Facilities Authority, AdventHealth, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(D)	235	247
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,284
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,604
5.000%, 08/01/2037	1,000	1,060
4.000%, 08/01/2038	500	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	$2,550	$2,424
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	199
Colorado State, Health Facilities Authority, Intermountain Health, Ser A, RB
5.000%, 05/15/2036	375	421
5.000%, 05/15/2037	230	257
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	6,703
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	645	648
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,309
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,040
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	323
5.500%, 11/15/2033	1,030	1,190
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,110
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	412
5.000%, 12/01/2031	855	877
5.000%, 12/01/2032	1,200	1,229
5.000%, 12/01/2034	1,000	1,022
5.000%, 12/01/2035	800	816
5.000%, 12/01/2036	600	611
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,028
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	644
5.000%, 07/15/2031	1,200	1,315
5.000%, 07/15/2032	1,020	1,114
Regional Transportation District, RB
5.000%, 06/01/2033	1,400	1,612
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	266
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	228

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	$2,000	$2,214

		38,588

Connecticut — 1.6%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,253
Connecticut State, Health & Educational Facilities Authority, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,336
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (A)	1,420	1,404
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	210	211
Connecticut State, Ser A, GO
4.000%, 01/15/2036	1,105	1,141
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,567
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,351
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,350
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	5,500	6,229
5.000%, 05/01/2038	4,740	5,345

		25,187

District of Columbia — 0.8%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,458
District of Columbia, Tobacco Settlement Financing, Ser A, RB
0.000%, 06/15/2046 (F)	3,125	707
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,013
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,081
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,653

		12,912

Florida — 5.8%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2037 (A)	4,000	4,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	$1,300	$1,348
5.000%, 10/01/2035	2,000	2,072
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	379
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,688
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	587
4.000%, 08/15/2050	1,900	1,705
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	3,022
Florida State, Development Finance, Brightline Project, AMT, RB
12.000%, 07/15/2032 (A)(B)	3,465	3,698
8.250%, 07/01/2057 (A)(B)	1,600	1,615
5.500%, 07/01/2053	2,075	2,152
Florida State, Development Finance, Brightline Project, AMT, RB, AGM
5.250%, 07/01/2053	3,625	3,821
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,326
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2030	2,945	3,059
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,006
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,790
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,360
5.000%, 10/01/2035	3,000	3,264
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,103
Lee County, Industrial Development Authority, Shell Point, RB
4.125%, 11/15/2029	120	121
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2033	2,000	2,005
5.000%, 10/01/2034	5,000	5,528
5.000%, 10/01/2036	920	1,007

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.000%, 04/01/2030	$430	$434
5.000%, 04/01/2031	910	919
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	474
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,828
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2041	2,500	2,832
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	311
5.000%, 10/01/2026	755	772
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,379
Orlando, Utilities Commission, Ser ES, RB
5.000%, 10/01/2036	2,500	2,632
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (F)	125	120
0.000%, 10/01/2026 (F)	275	253
0.000%, 10/01/2027 (F)	360	319
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	6,012
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,563
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	250
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,668
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,148
St. Johns County, School Board, Ser A, COP, AGM
5.000%, 07/01/2041	1,600	1,778
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	186
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	950	922
1.800%, 05/01/2026	235	229

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	$1,200	$1,264
4.750%, 05/01/2032	190	198
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	785
4.000%, 10/15/2035	270	276
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	611

		90,934

Georgia — 2.4%
Appling County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2038 (A)	300	296
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,639
5.000%, 07/01/2036	1,000	1,087
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (D)	5,010	5,088
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	962
Burke County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2040 (A)	785	773
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,040
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	907
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	718
4.000%, 01/01/2054	1,000	894
Georgia State, Housing & Finance Authority, Single Family Mortgage, Ser A, RB
5.000%, 12/01/2042	210	227
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	951
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,058
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,817
4.000%, 08/01/2049 (A)	3,000	3,002

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	$1,665	$1,781
5.000%, 12/01/2054 (A)	1,000	1,070
4.000%, 03/01/2050 (A)	6,640	6,685
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,319
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2032	1,025	1,090
5.000%, 01/01/2035	1,500	1,587
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2038	585	597
4.000%, 01/01/2041	650	653
4.000%, 01/01/2046	500	492
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	260	264
1.000%, 07/01/2049 (A)	730	681

		37,678

Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,227
5.000%, 10/01/2033	2,205	2,450

		4,677

Hawaii — 0.3%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,146
Honolulu Hawaii City & County, Ser A, GO
5.250%, 07/01/2040	500	581
5.250%, 07/01/2043	575	657
5.000%, 07/01/2041	250	283

		4,667

Idaho — 0.2%
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,450	2,681

Illinois — 10.2%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (F)	325	321

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	$380	$426
5.250%, 04/01/2036	645	720
5.000%, 04/01/2033	500	514
5.000%, 04/01/2034	620	638
5.000%, 04/01/2036	445	457
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,513
4.000%, 12/01/2047	530	466
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	672
5.000%, 12/01/2028	100	104
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	640	646
Chicago, Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	2,000	2,131
5.000%, 01/01/2041	500	530
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,121
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,092
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,694
5.000%, 01/01/2037	1,130	1,252
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2036	1,290	1,353
5.000%, 07/01/2038	1,500	1,537
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,021
5.000%, 01/01/2033	7,130	7,220
5.000%, 01/01/2035	3,500	3,564
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,238
5.250%, 01/01/2045	2,750	2,937
5.000%, 01/01/2044	2,000	2,106
4.000%, 01/01/2036	5,550	5,557
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,153
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,524
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	550	575

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Wastewater Transmission Revenue, RB, BAM
5.000%, 01/01/2041	$305	$340
5.000%, 01/01/2042	1,750	1,956
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,901
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,254
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	523
5.000%, 11/01/2038	1,150	1,269
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	100	110
5.000%, 12/01/2039	800	876
Cook County, Ser A, GO
5.000%, 11/15/2033	450	497
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,197
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	560	624
Illinois State, Finance Authority, Ascension Health Alliance, RB
4.000%, 02/15/2041	2,145	2,131
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,529
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	605	605
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,921
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	3,265	3,472
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,019
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
5.250%, 04/01/2045	1,550	1,745
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	505
5.000%, 02/15/2027	200	203
5.000%, 02/15/2029	400	409
5.000%, 02/15/2031	365	372

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, GO
5.500%, 05/01/2030	$3,750	$4,093
5.250%, 02/01/2030	1,875	1,878
5.250%, 02/01/2032	935	936
5.000%, 11/01/2036	2,970	3,032
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	500	496
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,335	1,439
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	385	416
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,270
4.950%, 10/01/2038	1,100	1,164
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,082
4.000%, 02/01/2035	3,000	2,998
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,810
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,718
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,147
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	746
Illinois State, Ser B, GO
5.000%, 03/01/2031	2,000	2,225
4.000%, 10/01/2035	4,020	4,039
Illinois State, Ser C, GO
5.000%, 12/01/2042	2,850	3,097
4.000%, 10/01/2037	215	214
Illinois State, Ser D, GO
5.000%, 11/01/2025	1,585	1,621
5.000%, 11/01/2028	1,000	1,063
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,619
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2043	3,090	3,481
5.250%, 01/01/2045	1,910	2,133
5.000%, 01/01/2038	340	391
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	853

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2027	$1,055	$1,109
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	775	808
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	263
5.000%, 12/15/2032	255	267
5.000%, 12/15/2033	300	314
5.000%, 12/15/2034	400	418
4.000%, 12/15/2042	1,895	1,870
4.000%, 12/15/2047	4,265	4,059
Railsplitter, Tobacco Settlement Authority, RB
Pre-Refunded @ 100
5.000%, 06/01/2026 (D)	2,500	2,589
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,830
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	371
5.000%, 01/01/2028	380	406
5.000%, 01/01/2033	3,000	3,417
5.000%, 01/01/2036	3,750	4,047
5.000%, 01/01/2037	1,000	1,043
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	216
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	690
University of Illinois, Ser A, RB
5.000%, 04/01/2028	2,035	2,036

		159,254

Indiana — 1.4%
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	214
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,034
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	4,025	4,583
4.000%, 10/01/2035	2,725	2,858
4.000%, 10/01/2036	1,485	1,547
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,973

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	$245	$243
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,566
Northwest, Allen School Building, RB, ST INTERCEPT
5.000%, 07/15/2037	460	524
5.000%, 07/15/2041	400	445
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,407
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	1,000	1,022

		21,416

Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 103
5.000%, 12/01/2029 (D)	2,515	2,922
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	975	1,031
Iowa State, Student Loan Liquidity Corporation, Ser B, AMT, RB
5.000%, 12/01/2032	1,130	1,213
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	500	511
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	65	65
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,021

		6,763

Kansas — 0.0%
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027 (C)	555	549

Kentucky — 0.7%
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2050 (A)	1,775	1,784

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	$2,250	$2,467
4.000%, 08/01/2052 (A)	2,945	2,959
Kentucky State, Public Energy Authority, Ser B, RB
5.000%, 01/01/2055 (A)	2,750	2,986
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,214

		11,410

Louisiana — 0.9%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.224%, 05/01/2043 (A)	385	384
Louisiana State, Public Facilities Authority, Department of Public Safety Crime Lab Project, RB, AGC
5.000%, 08/01/2031	400	453
5.000%, 08/01/2032	165	188
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	413
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,133
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,344
5.000%, 10/01/2036	1,550	1,637
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2032	2,100	2,109
5.000%, 01/01/2033	2,100	2,109
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	542
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	977
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	578

		13,867

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	200
4.000%, 07/01/2037	265	270

		470

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 1.1%
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	$320	$319
Maryland State, Community Development Administration, Ser C, RB, GNMA/FNMA/FHLMC
4.375%, 09/01/2043	710	716
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,531
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,061
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,219
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	2,013
Prince George's County, Ser A, GO
5.000%, 08/01/2042	4,000	4,562

		16,421

Massachusetts — 2.1%
Massachusetts State, Development Finance Agency, Boston University, Ser U-6E-R, RB, TD BANK N.A.
2.500%, 10/01/2042 (A)(G)	2,000	2,000
Massachusetts State, Development Finance Agency, Caregroup, Ser H, RB
5.000%, 07/01/2025	415	421
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	121
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	329
5.000%, 10/01/2029	250	279
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
3.520%, 07/01/2049 (A)(B)	550	550
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	154
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2027	2,965	3,036

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	$1,000	$1,005
5.000%, 07/01/2030	1,125	1,198
5.000%, 07/01/2031	1,500	1,608
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	954
5.000%, 07/01/2028	1,750	1,832
5.000%, 07/01/2029	1,925	2,036
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,421
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,939
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,270
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,687
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,713
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2037	1,050	1,051
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	1,500	1,626

		32,230

Michigan — 2.5%
Detroit, Downtown Development Authority, Catalyst Development Project, TA
5.000%, 07/01/2040	2,000	2,204
5.000%, 07/01/2048	825	871
Detroit, Regional Convention Facility Authority, Ser C, RB
5.000%, 10/01/2036	1,355	1,524
5.000%, 10/01/2037	215	241
Gerald R Ford International Airport Authority, AMT, RB
5.000%, 01/01/2040	1,245	1,372
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	1,750	1,998
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2037	430	493
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,806

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	$5,000	$5,130
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	467
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,071
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,099
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	229
Michigan State, Finance Authority, RB
5.250%, 02/28/2041	450	496
5.250%, 02/28/2042	2,200	2,413
5.250%, 02/28/2043	800	875
4.125%, 02/29/2044	600	582
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	362
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	2,075	2,243
3.750%, 06/01/2050	135	135
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,668
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,326
5.000%, 12/01/2031	1,800	1,835

		38,440

Minnesota — 1.0%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,311
5.500%, 01/01/2031	1,085	1,068
5.250%, 01/01/2037	475	350
Cass Lake-Bena, Independent School District No. 115, Ser A, GO, SD CRED PROG
4.000%, 02/01/2040	2,395	2,437
4.000%, 02/01/2041	1,910	1,935
Duluth, Independent School District No. 709, Ser A, COP, SD CRED PROG
5.000%, 02/01/2025	500	504
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	315
5.000%, 01/01/2031	300	314

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	$915	$904
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,946
Minnesota Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,747
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	226
3.000%, 10/01/2041	1,000	874
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2027	600	601

		15,532

Mississippi — 0.2%
Mississippi State, Ser A, RB
5.000%, 10/15/2029	300	323
5.000%, 10/15/2030	850	912
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,020

		2,255

Missouri — 0.8%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,013
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,037
Missouri State, Health & Educational Facilities Authority, Mercy Health, RB
4.000%, 06/01/2053	2,000	1,876
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2028	1,000	1,035
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	817
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	615	618
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
5.000%, 01/01/2029	2,000	2,010

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	$2,350	$2,285

		12,691

Nebraska — 0.7%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	4,860	5,271
5.000%, 09/01/2042	730	805
5.000%, 05/01/2054 (A)	1,020	1,078
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,160
4.950%, 09/01/2038	550	591
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,870
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	685

		11,460

Nevada — 0.4%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,344
Las Vegas Valley, Water District, Ser A, GO
5.000%, 06/01/2046	2,000	2,044
Las Vegas, Convention & Visitors Authority, Ser C, RB
5.000%, 07/01/2030	525	527
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	626
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	427

		5,968

New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	298
4.000%, 01/01/2030	285	282
4.000%, 01/01/2031	290	286

		866

New Jersey — 3.6%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	1,000	1,073
4.000%, 06/01/2032	3,070	3,305
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,168

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	$995	$1,051
New Jersey State, Educational Facilities Authority, Montclair State University, RB, AGM
5.000%, 07/01/2037	810	943
New Jersey State, Health Care Facilities Financing Authority, Greystone Services, RB
5.000%, 09/15/2033	1,200	1,375
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,335
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,798
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,509
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,538
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,487
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,070
5.000%, 06/15/2029	3,500	3,618
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,828
5.000%, 06/15/2038	2,000	2,232
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2038	1,250	1,403
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,385
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,342
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,324
5.000%, 01/01/2034	330	386

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2042	$1,015	$1,132
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2031	1,250	1,333
5.000%, 01/01/2032	4,000	4,253
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	545
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	285	299
5.000%, 01/01/2033	425	445
5.000%, 01/01/2034	570	595
5.000%, 01/01/2036	570	593

		56,365

New Mexico — 0.1%
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	673

New York — 8.3%
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	482
5.000%, 07/01/2031	525	570
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,083
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,459
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2045 (A)	500	546
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,280
4.000%, 11/15/2032	1,500	1,533
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2030	750	780
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	1,000	1,023
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,410
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,001

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	$5,000	$5,261
5.000%, 01/15/2036	1,000	1,100
5.000%, 08/01/2039	605	654
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,095
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	321
3.000%, 01/01/2034	740	713
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	118
5.000%, 03/01/2030	100	110
New York City, Ser A, GO
5.000%, 08/01/2035	1,000	1,170
5.000%, 08/01/2036	200	232
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	487
4.000%, 08/01/2037	4,000	4,085
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,811
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,728
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	7,009
5.000%, 10/01/2033	280	321
New York City, Sub-Ser C-SUB, GO
5.000%, 09/01/2038	2,000	2,293
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,801
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	2,400	2,385
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	193
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	410	423

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	$1,040	$1,188
5.000%, 05/01/2041	1,000	1,129
5.000%, 05/01/2043	1,650	1,841
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,386
New York City, Transitional Finance Authority, Sub-Ser F-1, RB
5.000%, 02/01/2038	270	310
New York City, Water & Sewer System, Finance Authority, RB
2.530%, 06/15/2044 (A)	300	300
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,620
New York State, Dormitory Authority, Pace University, Ser A, RB
5.250%, 05/01/2043	560	616
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (D)	5	5
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2032	2,500	2,547
5.000%, 03/15/2033	2,500	2,546
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2041	1,000	1,125
New York State, Dormitory Authority, Ser E, RB
4.000%, 03/15/2038	4,845	4,991
3.000%, 03/15/2041	1,500	1,312
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	466
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	876
1.200%, 11/15/2028	1,355	1,207
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	999
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	1,000

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	$2,895	$2,999
3.000%, 03/15/2049	5,000	3,948
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,125
5.000%, 10/01/2040	2,625	2,712
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,548
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
5.500%, 06/30/2039	1,000	1,101
5.500%, 06/30/2041	850	928
5.375%, 06/30/2060	1,250	1,304
5.250%, 06/30/2043	2,500	2,687
5.000%, 12/01/2024	125	125
5.000%, 12/01/2025	115	117
5.000%, 12/01/2036	4,000	4,300
5.000%, 12/01/2037	3,000	3,214
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,312
5.250%, 06/30/2039	250	279
4.250%, 06/30/2042	4,000	4,008
New York State, Transportation Development, AMT, RB
5.000%, 07/01/2041	1,000	1,000
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
4.000%, 03/15/2043	2,315	2,315
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,886
Suffolk Regional Off-Track Betting, RB
5.750%, 12/01/2044	1,750	1,831
Triborough, Bridge & Tunnel Authority, RB
0.000%, 11/15/2036 (F)	905	571
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,011
5.000%, 06/01/2030	525	545
5.000%, 06/01/2031	525	545
Westchester County, Local Development, Pace University Project, Ser A, RB
5.000%, 05/01/2034	2,350	2,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	$750	$804
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,068

		129,584

North Carolina — 0.9%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,439
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,586
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	483
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,475	1,480
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	286
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	769
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	625
North Carolina State, Medical Care Commission, United Methodist Retirement Homes, RB
4.250%, 10/01/2028	265	267
North Carolina State, Turnpike Authority, RB
5.000%, 01/01/2040	1,000	1,143
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,073

		14,151

North Dakota — 0.2%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	760	766
3.550%, 07/01/2033	380	376

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser C, RB
6.250%, 01/01/2055	$485	$549
North Dakota State, Public Finance Authority, RB
5.000%, 10/01/2044	1,500	1,695

		3,386

Ohio — 2.8%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,650
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	3,100	2,849
0.000%, 06/01/2057 (F)	6,195	561
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,082
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,626
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	1,004
Ohio State, Childrens Hospital Center, RB
5.000%, 08/15/2054 (A)	2,000	2,240
Ohio State, Cleveland Clinic Health System, RB
5.000%, 01/01/2035	1,250	1,462
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,331
2.750%, 01/01/2052 (A)	480	472
Ohio State, Hospital Facility Authority, University Hospital Health System Project, Ser B, RB
5.000%, 01/15/2050 (A)	3,230	3,251
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	663
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	6,313
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser A, RB
5.000%, 12/01/2041	4,000	4,555
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,824

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Greater Cincinnati, Development Authority, RB
5.000%, 12/01/2038	$495	$564
5.000%, 12/01/2041	1,000	1,117

		43,564

Oklahoma — 0.1%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
5.000%, 09/01/2033	930	1,051
Grand River, Dam Authority, Ser A, RB
5.000%, 06/01/2041	405	457

		1,508

Oregon — 0.7%
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO, SCH BD GTY
5.000%, 06/15/2025	275	280
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	270
5.000%, 08/15/2034	1,000	1,085
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,554
5.000%, 06/01/2046	2,500	2,522
Oregon State, GO
5.000%, 05/01/2040	1,970	2,230
Port of Portland, Airport Revenue, Portland International Airport, Ser THIRT, AMT, RB
5.250%, 07/01/2040	1,250	1,393
Umatilla County, School District No. 8R Hermiston, Ser A, GO, SCH BD GTY
0.000%, 06/15/2027 (F)	1,000	919

		11,253

Pennsylvania — 8.2%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,302
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,855
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,036
Doylestown, Hospital Authority, RB
5.000%, 07/01/2031 (B)	835	871

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	$2,000	$2,087
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,277
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,964
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,593
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,580
Octorara Area, School District, GO, AGM
4.000%, 04/01/2025	650	654
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,098
5.000%, 06/01/2032	2,150	2,293
5.000%, 06/01/2033	3,500	3,727
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,930
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 05/15/2039	600	664
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	581
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,578
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	2,000	2,055
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,569
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,220	1,299
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	1,115	1,191
4.850%, 10/01/2043	4,650	4,808

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	$5,000	$5,217
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,317
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2039	250	278
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	484
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,036
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	761
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2040	5,655	6,338
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,570	4,670
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2029	1,500	1,635
5.000%, 09/01/2034	1,410	1,557
5.000%, 09/01/2036	2,000	2,102
4.000%, 09/01/2035	5,000	5,131
4.000%, 09/01/2038	3,000	3,044
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	3,390	3,514
5.000%, 09/01/2030	7,975	8,239
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,581
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	2,000	2,220
Philadelphia, Water & Wastewater Revenue, Ser B, RB
4.000%, 07/01/2035	3,850	3,862
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	4,520	5,114
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,551

		127,663

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico — 2.9%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	$2,990	$1,607
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)	1,000	538
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)	3,035	1,631
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	1,580
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,254	1,220
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authourity, AMT, RB
6.500%, 01/01/2042	2,000	2,380
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	991
0.000%, 07/01/2046 (F)	10,000	3,353
0.000%, 07/01/2051 (F)	12,042	2,939
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,642
0.000%, 07/01/2029 (F)	1,500	1,248
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	5,750	5,678
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,540
4.000%, 07/01/2046	3,600	3,338
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(H)	10,332	6,535
Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/2051 (A)(H)	874	559

		45,779

Rhode Island — 0.9%
Providence, Public Building Authority, RB, AGC
5.000%, 09/15/2038	335	373
5.000%, 09/15/2039	1,000	1,108
Rhode Island State, Health & Educational Building Authority, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	5,420	5,415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Health & Educational Building, City of Pawtucket, Ser C, RB, AGM ST AID WITHHLDG
5.000%, 05/15/2035	$315	$363
5.000%, 05/15/2037	1,685	1,921
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,777
5.000%, 05/15/2039	550	604
5.000%, 05/15/2044	600	643
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	1,750	1,859

		14,063

South Carolina — 1.9%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	652
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,260
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2025	385	387
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,635	1,787
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	420	421
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,000	1,013
South Carolina State, Jobs-Economic Development Authority, Novant Health Obligated Group, RB
5.000%, 11/01/2035	885	1,020
5.000%, 11/01/2037	655	748
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	1,500	1,586
4.000%, 07/01/2035	1,160	1,157
South Carolina State, Public Service Authority, Santee Cooper, Ser B, RB
5.000%, 12/01/2036	2,445	2,779
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2036	2,750	3,045
4.000%, 12/01/2034	2,000	2,032
4.000%, 12/01/2036	2,250	2,279
4.000%, 12/01/2038	175	176

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	$2,300	$2,305
South Carolina State, Public Service Authority, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,833

		29,480

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	830	851
5.000%, 11/01/2028	900	923
5.000%, 11/01/2035	1,005	1,023
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	280	302
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	595	599

		3,698

Tennessee — 0.8%
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser A-1, RB, BAM
5.000%, 07/01/2037	300	335
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser B-1, RB, BAM
5.000%, 07/01/2044	2,200	2,366
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	778
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Vanderbilt University, RB
5.000%, 10/01/2040	500	573
5.000%, 10/01/2041	725	827
Nashville & Davidson County, Metropolitan Government, Sports Authority, Stadium Project, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,418
Nashville, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,085
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,519

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	$175	$175

		12,076

Texas — 9.6%
Arlington, Higher Education Finance, Harmony Public Schools, RB, PSF-GTD
5.000%, 02/15/2036	715	800
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	810	895
5.000%, 08/15/2040	695	761
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,013
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,592
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	921
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026 (C)	465	477
Boerne, Independent School District, GO, PSF-GTD
4.000%, 02/01/2054 (A)	225	233
3.125%, 02/01/2053 (A)	930	930
Cedar Hill, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	2,000	2,256
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	789
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	219
Central Texas, Turnpike System, Ser A, RB
5.000%, 08/15/2038	3,110	3,496
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/2037	5,000	5,608
Central Texas, Turnpike System, Sub-Ser C, RB
5.000%, 08/15/2033	6,500	6,520
5.000%, 08/15/2037	1,475	1,479
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,060	1,066
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	1,020

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2037	$1,000	$1,113
4.000%, 08/15/2032	1,000	1,026
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,600
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,668
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	1,006
4.000%, 08/15/2034	500	500
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,030
5.000%, 11/01/2031	1,250	1,286
5.000%, 11/01/2032	2,500	2,570
5.000%, 11/01/2033	1,175	1,207
5.000%, 11/01/2034	1,000	1,027
5.000%, 11/01/2035	1,000	1,026
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,285
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	3,000	3,001
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,767
El Paso, GO
5.000%, 08/15/2034	2,050	2,105
Garland Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2042	2,500	2,765
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,887
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,048
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	2,500	2,508
5.000%, 11/15/2029	2,325	2,332
5.000%, 11/15/2030	3,310	3,319
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,102
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	$260	$284
5.000%, 12/01/2032	300	328
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,685	3,992
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,585
5.000%, 07/01/2032	1,500	1,572
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2032	1,500	1,722
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,232
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,012
Melissa, Independent School District, GO, PSF-GTD
5.000%, 02/01/2037	945	1,080
Midland, Independent School District, RB, PSF-GTD
5.000%, 02/15/2038	5,000	5,623
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,731
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	723
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,897
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2034	2,500	2,606
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	7,098
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	1,245	1,413
5.000%, 02/15/2040	225	254
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,574
5.000%, 02/01/2034	1,700	1,890
5.000%, 02/01/2039	195	221
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,065
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	718

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, River Authority, Wastewater System Revenue, RB, BAM
4.000%, 01/01/2039	$790	$802
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	509
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,537
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,234
Tarrant County, Cultural Education Facilities Finance, Trinity Terrace, RB
5.000%, 10/01/2037	2,675	2,957
Taylor, GO
5.000%, 08/15/2037	840	950
5.000%, 08/15/2038	880	990
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	585	605
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	307
5.000%, 12/15/2032	715	780
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,882
Texas State, Ser B, GO
4.000%, 08/01/2031	435	438
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,944
University of Texas, Board of Regents, Ser A, RB
5.000%, 08/15/2037	2,000	2,335
University of Texas, Permanent University Fund, Ser B, RB
5.000%, 07/01/2035	1,000	1,195
Uptown Development Authority, TA
4.000%, 09/01/2033	400	396
4.000%, 09/01/2035	275	266

		149,398

Utah — 0.3%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,154

Virgin Islands — 0.1%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	1,065	1,108

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.8%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	$880	$960
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	290
5.000%, 07/01/2027	250	265
5.000%, 07/01/2028	375	404
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	459
5.000%, 10/01/2047	1,225	1,288
James City County, Economic Development Authority, RB
5.250%, 12/01/2027	190	191
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,119
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	484
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,162
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,637
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,160
5.000%, 06/30/2042	2,000	2,125
5.000%, 12/31/2047	440	461
4.000%, 07/01/2030	1,140	1,154
4.000%, 07/01/2031	365	369
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	497
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	9,617

		28,642

Washington — 3.4%
King & Snohomish Counties, School District No. 417, RB, SCH BD GTY
5.000%, 12/01/2042	5,000	5,625
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	8,059
Kitsap County, School District No. 100-C Bremerton, Ser C, GO, SCH BD GTY
5.000%, 12/01/2040	1,790	2,034

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Seattle, AMT, RB
5.250%, 07/01/2041	$1,405	$1,539
5.250%, 07/01/2042	5,000	5,449
5.000%, 04/01/2028	5,055	5,343
5.000%, 04/01/2036	1,500	1,568
5.000%, 08/01/2041	1,000	1,051
Port of Seattle, RB
4.000%, 06/01/2038	1,000	1,022
Snohomish County, School District No. 15 Edmonds, RB, SCH BD GTY
5.000%, 12/01/2038	825	951
Washington State, GO
4.000%, 07/01/2036	4,500	4,732
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,800
Washington State, Housing Finance Commission, Radford & Norheim Courts, RB
5.000%, 07/01/2036	1,645	1,817
5.000%, 07/01/2038	1,000	1,093
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	951	903
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	739
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,877
Washington State, Ser B-BID, GO
5.000%, 02/01/2043	4,685	5,183
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,747

		53,532

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,308
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2032	1,510	1,620
5.000%, 06/01/2034	1,000	1,067
5.000%, 06/01/2035	1,005	1,070

		6,065

Wisconsin — 3.1%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	$500	$510
4.000%, 04/01/2039	295	297
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2038	590	674
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	307
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,445
5.000%, 08/15/2054 (A)	2,000	2,051
3.100%, 08/15/2054 (A)	1,125	1,109
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	3,938
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,921
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	618
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
5.000%, 08/15/2034	1,155	1,159
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	470
5.000%, 11/01/2030	1,035	1,033
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	648
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Community, RB
5.750%, 08/15/2059	220	236
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	175	174
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	1,390	1,426

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	$225	$230
4.000%, 07/01/2028	225	232
4.000%, 07/01/2029	225	230
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,510
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2052	755	775
5.000%, 02/01/2062	1,845	1,883
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	7,091
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	286
4.000%, 10/01/2026	300	302
4.000%, 10/01/2027	125	126
4.000%, 10/01/2028	250	253
Wisconsin State, Ser B, GO
5.000%, 05/01/2038	2,000	2,327

		48,611

Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 1, RB
6.000%, 12/01/2054	210	232

Total Municipal Bonds
(Cost $1,548,032) ($ Thousands)		1,532,297

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	468,197	468
Total Cash Equivalent
(Cost $468) ($ Thousands)		468
Total Investments in Securities — 98.4%
(Cost $1,548,500) ($ Thousands)		$1,532,765

Percentages are based on Net Assets of $1,558,082 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $32,549 ($ Thousands), representing 2.1% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
(H)	No interest rate available.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	1,532,297	–	1,532,297
Cash Equivalent	468	–	–	468
Total Investments in Securities	468	1,532,297	–	1,532,765

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust

The following is a summary of the transactions with affiliates for the year ended August 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,037	$161,340	$(161,909)	$—	$—	$468	$175	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.6%
Alabama — 5.8%
Black Belt, Energy Gas District, RB
3.270%, 10/01/2052 (A)	$3,250	$3,164
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	1,940	1,949
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	899
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	610	638
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2024	1,765	1,767
4.000%, 12/01/2025	7,520	7,588
4.000%, 10/01/2052 (A)	2,500	2,517
Black Belt, Energy Gas District, Sub-Ser, RB
4.964%, 07/01/2052 (A)	2,000	2,028
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	7,000	7,136
Energy Southeast, A Cooperative District, Ser B, RB
5.000%, 12/01/2027	250	259
Lower Alabama, Gas District, RB
4.000%, 12/01/2024	500	500
4.000%, 12/01/2025	730	734
4.000%, 12/01/2050 (A)	10,000	10,047
Selma, Industrial Development Board, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	5,250	5,132
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2026	1,500	1,536
5.000%, 04/01/2027	500	519
5.000%, 04/01/2028	1,250	1,313

		47,726

Alaska — 0.2%
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	1,980	2,021

Arizona — 1.8%
Arizona State, Health Facilities Authority, RB
3.170%, 01/01/2046 (A)	800	788
Arizona State, Health Facilities Authority, RB
Pre-Refunded @ 100
3.170%, 11/04/2025 (A)(B)	200	200
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2025	685	691

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	$1,300	$1,338
Maricopa County, Industrial Development Authority, Banner Health, RB
3.490%, 01/01/2035 (A)	3,485	3,484
Phoenix, Civic Improvement Authority, AMT, RB
5.000%, 07/01/2025	1,100	1,117
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,400

		15,018

California — 3.5%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (C)	1,000	948
California State, Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2027	750	783
4.000%, 10/01/2052 (A)	2,710	2,743
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	555	558
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	455
California State, GO
5.000%, 03/01/2027	4,630	4,682
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	5,500	5,713
California State, Municipal Finance Authority, Waste Management Project, AMT, RB
4.800%, 11/01/2041 (A)	2,000	2,011
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(D)	1,500	1,485
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (C)	500	486
Northern California, Energy Authority, RB
5.000%, 08/01/2025	650	659
5.000%, 08/01/2026	450	463
5.000%, 08/01/2027	700	732
Pittsburg, Redevelopment Agency Successor Agency, TA, AMBAC
0.000%, 08/01/2028 (C)	500	443
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (C)	3,705	3,283

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2025 (C)	$1,250	$1,217
0.000%, 09/01/2029 (C)	500	437
Southern California, Public Power Authority, Clean Energy Project, Ser A, RB
5.000%, 09/01/2030	350	378
5.000%, 04/01/2055 (A)	1,500	1,615

		29,091

Colorado — 3.1%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
2.900%, 11/01/2028 (A)	200	200
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	505
5.000%, 11/15/2058 (A)	480	518
Colorado State, Health Facilities Authority, Commonspirit Health, RB
5.000%, 11/01/2024	400	401
5.000%, 11/01/2025	350	359
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,640	1,652
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,043
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	615	664
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser E, RB
2.550%, 05/15/2064 (A)	300	300
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.470%, 05/15/2061 (A)	1,500	1,493
Colorado State, School of Mines, Ser D, RB
3.790%, 12/01/2025 (A)	975	975
Colorado State, Science & Technology Park, Metropolitan District No. 1, Ser A, RB, AGM
5.000%, 12/01/2026	375	392
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	278
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.000%, 11/15/2025	1,000	1,023
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	500	527

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	$2,500	$2,580
Jefferson County, School District R-1, GO
5.000%, 12/15/2030	2,065	2,215
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2025	300	301
5.000%, 07/15/2025	480	487
3.000%, 01/15/2026	405	403
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	3,855	3,844
University of Colorado, Hospital Authority, RB
2.550%, 11/15/2039 (A)	4,000	4,000
Wildwing, Metropolitan District No. 5, GO, AGM
5.000%, 12/01/2027	140	149
5.000%, 12/01/2028	155	167
5.000%, 12/01/2029	165	180
5.000%, 12/01/2030	120	133

		25,789

Connecticut — 1.8%
Connecticut State, Health & Educational Facilities Authority, Sacred Heart Univeristy, Ser K, RB
5.000%, 07/01/2025	1,215	1,235
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	497
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	7,295	7,296
Connecticut State, SIFMA Index Project, Ser A, GO
3.910%, 03/01/2025 (A)	1,815	1,819
Norwalk, Housing Authority, RB
3.050%, 09/01/2058 (A)	3,330	3,338
West Haven, GO, BAM
5.000%, 02/15/2025	230	232
5.000%, 02/15/2026	200	205

		14,622

Delaware — 0.6%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	4,992

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware State, Housing Authority, Single Family Mortgage, Ser A, RB, GNMA/FNMA/FHLMC
3.250%, 01/01/2026	$285	$286

		5,278

District of Columbia — 1.3%
District of Columbia, Housing Finance Agency, Cascade Park Apartments II Project, RB
3.550%, 08/01/2042 (A)	1,700	1,705
District of Columbia, Housing Finance Agency, Parcel 42 Project, RB
1.700%, 09/01/2041 (A)	7,160	7,083
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2029	500	540
5.000%, 10/01/2031	1,650	1,698

		11,026

Florida — 2.0%
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	2,000	2,079
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (B)	2,130	2,139
Florida State, Development Finance, Lakeland Regional Health Systems, RB
5.000%, 11/15/2024	1,200	1,203
Lee County, Industrial Development Authority, Shell Point, RB
4.000%, 11/15/2025	210	210
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2028	1,500	1,597
Miami-Dade County, Aviation Revenue, Ser B, RB
5.000%, 10/01/2025	1,600	1,641
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,001
Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
2.900%, 10/01/2048 (A)(E)	500	500
Miami-Dade County, Schoold Board, RB
4.500%, 01/07/2025	2,000	2,009
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	225
4.000%, 10/01/2025	235	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	$300	$321
Polk County, Housing Finance Authority, Episcopal Catholic Apartments, RB, FHA
4.150%, 12/01/2040 (A)	3,000	3,049

		16,209

Georgia — 3.8%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	2,825	2,960
Bartow County, Development Authority, Georgia Power Plant, RB
2.875%, 08/01/2043 (A)	1,800	1,796
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	1,000	1,014
3.300%, 12/01/2049 (A)	3,280	3,298
2.875%, 12/01/2049 (A)	4,000	3,970
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,148
4.000%, 12/01/2024	1,100	1,101
4.000%, 03/01/2026	500	503
4.000%, 09/01/2026	415	418
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	650	657
5.000%, 03/01/2026	850	868
5.000%, 09/01/2026	850	874
5.000%, 03/01/2027	400	413
4.000%, 08/01/2049 (A)	10,260	10,268
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 05/01/2052 (A)	1,540	1,558
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	739

		31,585

Guam — 0.1%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2027	710	748

Illinois — 6.2%
Berwyn, Ser A, GO
5.000%, 12/01/2024	820	822
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,991

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Midway International Airport, Ser B, RB
5.000%, 01/01/2030	$575	$636
5.000%, 01/01/2031	230	258
Chicago, Multi-Family Housing, United Yards 1A Project, RB
3.500%, 08/01/2027 (A)	1,005	1,012
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2027	1,000	1,005
Chicago, Ser A, GO
5.000%, 01/01/2029	1,500	1,601
Chicago, Ser B-EXCHANGE, GO
4.000%, 01/01/2030	1,000	1,014
Chicago, Wastewater Transmission, RB, BAM
5.000%, 01/01/2029	675	738
Cook County, School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2024	1,605	1,608
Geneva, GO
4.000%, 02/01/2026	400	407
Granite, Solid Waste Disposal, Waste Management Project, AMT, RB
1.250%, 05/01/2027	4,100	3,741
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	1,003
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.924%, 11/01/2034 (A)	1,940	1,940
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	1,500	1,501
Illinois State, Finance Authority, Silver Cross Hospital & Medical Centers, RB
5.000%, 08/15/2029	1,270	1,288
Illinois State, Finance Authority, The Chicago School, RB
5.000%, 04/01/2027	300	314
5.000%, 04/01/2028	400	425
Illinois State, Finance Authority, University of Chicago Medical Center, Ser A, RB
5.000%, 08/15/2029 (D)	2,500	2,536
Illinois State, Finance Authority, University of Chicago Medical Center, Ser B-1, RB
5.000%, 08/15/2052 (A)	1,500	1,519
Illinois State, Finance Authority, Waste Management Inc, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,586
Illinois State, GO
5.000%, 05/01/2030	1,145	1,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	$1,000	$980
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB, FNMA
3.920%, 05/15/2050 (A)(E)	1,000	1,001
Illinois State, Ser A, GO
5.000%, 11/01/2026	2,740	2,857
Illinois State, Ser D, GO
5.000%, 11/01/2024	945	947
5.000%, 11/01/2026	3,590	3,744
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,508
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	270	272
5.000%, 01/01/2036	110	111
Macon & De Witt Counties, Community Unit School District No. 2 Maroa-Forsyth, Ser C, GO, BAM
4.000%, 12/01/2025	1,260	1,275
Metropolitan Chicago, Pier & Exposition Authority, McCormick Place Expansion Project, RB
4.000%, 12/15/2026	1,000	1,025
Sales Tax Securitization, RB
5.000%, 01/01/2030	1,000	1,060
Springfield, Electric Revenue, RB
5.000%, 03/01/2028	1,915	1,933
Springfield, GO
5.000%, 12/01/2027	1,200	1,279
University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	397
5.000%, 10/01/2028	475	509
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	371

		51,360

Indiana — 6.7%
Clark-Pleasant, Community School, GO
5.000%, 01/15/2025	1,030	1,035
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	500	502
4.000%, 08/01/2025	810	819
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	7,070

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	$2,000	$1,936
Indiana State, Finance Authority, Sisters of St. Francis Health Services, Ser R, RB
2.500%, 11/01/2037 (A)(E)	5,200	5,200
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,945
3.450%, 07/01/2025	14,260	14,256
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	1,085	1,111
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2025	650	661
Indianapolis, Local Public Improvement Bond Bank, Ser E, RB, AMBAC
0.000%, 02/01/2025 (C)	3,545	3,495
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,410
Terre Haute, Sanitary District, RB
5.250%, 09/28/2028	1,000	1,000
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	508
Westfield-Washington, Multi-School Building, Ser A, RB
5.000%, 12/15/2024	1,000	1,004
Westfield-Washington, School District, GO
6.000%, 01/15/2026	340	350
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	3,865	3,871

		55,173

Kansas — 0.7%
Kansas State, Department of Transportation, Ser C, RB
4.320%, 09/01/2024 (A)	1,425	1,425
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,252
Reno County, Unified School District No. 308 Hutchinson, GO
3.000%, 09/01/2024	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Valley Center, Ser 1, GO
4.375%, 12/01/2025	$2,405	$2,407

		6,084

Kentucky — 2.7%
Kentucky State, Economic Development Finance Authority, Norton Healthcare Inc, RB, NATL
0.000%, 10/01/2024 (C)	1,145	1,141
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,433
Kentucky State, Interlocal School Transportation Association, COP
4.000%, 03/01/2028	1,255	1,296
Kentucky State, Public Energy Authority, Gas Supply, Ser C-1, RB
4.000%, 12/01/2049 (A)	2,000	2,006
Kentucky State, Public Energy Authority, Ser A, RB
5.000%, 07/01/2026	450	463
4.000%, 12/01/2049 (A)	7,500	7,521
Rural Water, Financing Agency, RB
3.700%, 05/01/2027	2,000	2,013
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	1,500	1,512
University of Louisville, Ser F, RB
5.000%, 03/01/2027	2,000	2,094

		22,479

Louisiana — 1.3%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.224%, 05/01/2043 (A)	1,950	1,947
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage, Sub-Ser, RB
0.875%, 02/01/2046 (A)	2,000	1,978
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,403
5.000%, 08/15/2027	1,000	1,052
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,539
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
5.000%, 05/15/2050 (A)	1,000	1,012

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	$1,000	$980

		10,911

Maryland — 1.8%
Maryland State, Community Development Administration, Rosemont LP, Ser I, RB
4.375%, 01/01/2025 (D)	6,325	6,329
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	465
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	6,250	6,285
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	410	424
5.000%, 03/01/2028	1,220	1,315

		14,818

Massachusetts — 2.4%
Andover, GO
4.250%, 12/13/2024	1,820	1,826
Boston, Housing Authority, Ser B, RB
5.000%, 04/01/2025	400	405
Massachusetts State, Development Finance Agency, Emmerson College, Ser A, RB
5.000%, 01/01/2025	1,580	1,587
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	1,470	1,496
3.520%, 07/01/2049 (A)(D)	6,250	6,248
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (D)	2,500	2,281
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	462
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2025	850	864
5.000%, 07/01/2026	1,000	1,029
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
3.000%, 07/01/2042 (A)	1,325	1,325

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB, FHA
0.450%, 12/01/2024	$1,000	$992
Quincy, GO
5.000%, 07/25/2025	1,000	1,020

		19,535

Michigan — 2.1%
Chippewa Valley, Schools, GO, Q-SBLF
5.000%, 05/01/2025	900	912
Michigan State, Finance Authority, Henry Ford Health, Detroit South Campus, Central Utility Plant Project, RB
5.000%, 08/31/2027	355	373
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,079
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,613
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,135
Michigan State, Strategic Fund, Consumers Energy Company Project, AMT, RB
0.875%, 04/01/2035 (A)	900	821
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	2,155	2,197

		17,130

Minnesota — 1.8%
Gibbon, Independent School District No. 2365, Ser A, GO
6.000%, 02/01/2026	280	293
6.000%, 02/01/2027	200	215
Kiester, Ser A, GO
3.625%, 12/01/2026	1,710	1,720
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,149
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,331
Minneapolis-State, Paul Metropolitan Airports Commission, Sub-Ser S, AMT, RB
5.000%, 01/01/2025	750	753
5.000%, 01/01/2026	450	461
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	343

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	$570	$530
1.050%, 07/01/2026	1,145	1,082
0.950%, 01/01/2026	1,140	1,091
0.875%, 07/01/2025	1,130	1,099
0.800%, 01/01/2025	565	558
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	1,500	1,502
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	511
Southern Minnesota, Municipal Power Agency, Ser A, RB, NATL
0.000%, 01/01/2025 (C)	1,495	1,477

		15,115

Mississippi — 0.5%
Warren County, Environmental Improvement Revenue, International Paper Co Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,958
Warren County, Gulf Opportunity Zone Revenue, International Paper Co Project, RB
1.375%, 08/01/2027 (A)	2,500	2,444

		4,402

Missouri — 1.7%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	606
Jackson County, RB
5.000%, 12/01/2027	1,110	1,188
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	9,650	9,617
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	620	643
Missouri State, Public Utilities Commission, RB
4.000%, 12/01/2024	2,000	2,000

		14,054

Nebraska — 0.5%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,057

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Douglas County, Hospital Authority No. 3, Nebraska Methodist Health System, RB
5.000%, 11/01/2027	$1,260	$1,285
Gretna, COP
5.000%, 12/15/2025	2,000	2,011

		4,353

New Hampshire — 0.5%
National Finance Authority, New Hampshire Pollution Control Refunding, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	531
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	1,870	1,890
3.625%, 04/01/2026	1,750	1,768

		4,189

New Jersey — 2.9%
Bergen County, Improvement Authority, RB
4.500%, 05/28/2025	1,250	1,262
Jersey City, Municipal Utilities Authority, Sewer Projects, Ser B, RB
5.000%, 05/01/2025	2,000	2,020
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,635
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
4.170%, 09/01/2025 (A)	1,050	1,051
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2025 (D)	1,000	1,025
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	860	868
New Jersey State, GO
5.000%, 06/01/2027	1,045	1,113
New Jersey State, Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, RB
5.000%, 09/15/2024	4,000	4,002
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas, RB
5.000%, 07/01/2029	1,830	1,901
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,908

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (C)	$1,390	$1,177
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,200	1,250
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,220	1,222
Passaic, Ser A, GO
5.000%, 08/01/2025	700	713

		24,147

New Mexico — 0.1%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	1,025

New York — 5.5%
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	3,440	3,619
3.000%, 09/01/2049 (A)	4,270	4,210
1.650%, 09/01/2049 (A)	2,945	2,945
0.850%, 09/01/2050 (A)	2,000	1,946
Long Island, Power Authority, Ser C, RB
3.370%, 09/01/2038 (A)	1,585	1,579
Lowville, GO
5.375%, 08/21/2025	1,000	1,006
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,567
Metropolitan New York, Transportation Authority, Sub-Ser, RB
5.000%, 11/15/2048 (A)	1,000	1,003
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2024	550	551
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	5,000	5,004
0.600%, 05/01/2061 (A)	2,945	2,876
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	3,000	3,053
New York City, Ser 2-REM, GO
2.550%, 04/01/2042 (A)	200	200
New York City, Ser A, GO
5.000%, 08/01/2030	1,250	1,411
New York City, Ser A-4, GO
2.550%, 09/01/2049 (A)	3,500	3,500
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
0.950%, 05/01/2025	$2,110	$2,066
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB, FHA
0.750%, 05/01/2025	1,780	1,739
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
1.600%, 11/01/2024	1,080	1,077
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	800	819
New York State, Transportation Development Corporation, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2026	1,000	1,037
New York State, Transportation Development Corporation, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2026	1,000	1,044
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/2028	1,045	1,096
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	1,500	1,548

		45,896

North Carolina — 0.4%
Charlotte-Mecklenburg, Hospital Authority, Ser C-REM, RB
3.450%, 01/15/2048 (A)	1,000	1,006
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	975
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	1,000	978

		2,959

North Dakota — 0.7%
Cass County, Joint Water Resource District, Ser A, RB
3.450%, 04/01/2027	5,000	5,024
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	104
5.000%, 12/01/2027	125	133
5.000%, 12/01/2028	125	134

		5,395

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 3.2%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	$3,500	$3,647
American Municipal Power, Electrical System Improvement, Wapakoneta, RB
4.500%, 06/19/2025	2,000	2,014
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase III Project, RB, FHA
4.000%, 06/01/2026 (A)	6,500	6,532
Dayton, School District, COP
3.000%, 12/01/2025	170	170
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	3,700	3,720
Montgomery County, Premier Health Partners, RB
5.000%, 11/15/2024	1,000	1,002
Montgomery, GO
4.500%, 06/10/2025	1,000	1,009
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	2,993
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,522
Ohio State, Housing Finance Agency, Hitchcock Housing, Ser A, RB, FHA
5.000%, 04/01/2027 (A)	1,300	1,339
Ohio State, Housing Finance Agency, Riverview San Marco Apartments, RB, FHA
5.000%, 08/01/2026 (A)	2,140	2,176

		26,124

Oklahoma — 2.3%
Creek County, Educational Facilities Authority, Bristow Public Schools Project, RB
5.000%, 09/01/2025	1,645	1,674
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	820
Payne County, Economic Development Authority, Stillwater Public Schools Project, RB, BAM
5.000%, 09/01/2028	2,000	2,157
Tulsa, Ser A, GO
0.050%, 01/01/2026	9,095	8,729
0.050%, 01/01/2027	5,735	5,326
University of Oklahoma, Ser A, RB, BAM
5.000%, 07/01/2026	330	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington County, Educational Facilities Authority, Dewey Public Schools Project, RB
5.000%, 09/01/2025	$400	$407

		19,457

Oregon — 1.3%
Deschutes & Jefferson Counties, School District No. 2J Redmond, GO
0.000%, 06/15/2025 (C)	555	542
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO
0.000%, 06/15/2027 (C)	350	321
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (C)	2,070	2,022
0.000%, 06/15/2026 (C)	3,270	3,105
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (C)	250	237
0.000%, 06/15/2028 (C)	395	352
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	1,024
Port of Portland, Airport Revenue, Ser THIRTY-B, AMT, RB
5.000%, 07/01/2027	665	697
Salem, Hospital Facility Authority, Capital Manor Project, RB
5.000%, 05/15/2025	130	130
Washington Multnomah & Yamhill Counties, Hillsboro School District No. 1J, GO
5.000%, 06/15/2026	2,645	2,756

		11,186

Pennsylvania — 2.8%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser D2-B-REMK, RB
3.340%, 11/15/2024 (A)	1,795	1,793
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
3.620%, 11/15/2047 (A)	3,000	2,978
Bethlehem, School District Authority, RB
3.914%, 01/01/2030 (A)	520	518
3.914%, 07/01/2031 (A)	870	866
3.914%, 01/01/2032 (A)	570	568
Dallastown Area, School District, GO
5.000%, 04/15/2027	520	526

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	$250	$250
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	989
Lycoming County, College Revenue Authority, Lycoming College Project, RB
4.500%, 11/01/2035 (A)	1,000	999
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	613
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	100
Pennsylvania State, GO
5.000%, 01/01/2028	3,460	3,647
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,252
Pennsylvania State, Turnpike Commission, RB
2.980%, 12/01/2038 (A)(E)	700	700
2.920%, 07/15/2041 (A)	2,500	2,501
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2025	1,075	1,094
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 08/01/2030	1,500	1,501
Philadelphia, Industrial Development Authority, Life Donor Program, RB
2.920%, 12/01/2034 (A)(E)	155	155
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,221
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2029	295	305
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	476

		23,052

Rhode Island — 0.1%
Providence, Public Building Authority, Capital Improvement Program Projects, RB, AGC
5.000%, 09/15/2029	850	931

South Carolina — 0.1%
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2030	675	752

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 2.3%
Chattanooga, Health Educational & Housing Facility Board, Shallowford Project, RB
3.800%, 12/01/2029 (A)	$2,000	$2,029
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2027	400	420
5.000%, 07/01/2028	400	427
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	505
Memphis, Health Educational & Housing Facility Board, Tillman Cove Apartments, RB, FHA
4.000%, 12/01/2024	1,000	1,001
Tennergy, Gas Supply Revenue, RB
5.000%, 06/01/2028	275	292
5.000%, 06/01/2029	825	887
5.000%, 10/01/2054 (A)	7,500	7,992
Tennergy, Gas Supply Revenue, Ser A, RB
5.500%, 12/01/2027	750	789
5.250%, 12/01/2026	700	722
4.000%, 09/01/2024	500	500
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	3,060	3,183

		18,747

Texas — 16.3%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	334
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,095
3.500%, 11/01/2043 (A)	11,000	11,016
Central Texas, Regional Mobility Authority, Ser F, RB
5.000%, 01/01/2025	1,500	1,503
Central Texas, Turnpike System, Ser B, RB
5.000%, 08/15/2042 (A)	3,000	3,249
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,500	1,509
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2025	670	692
6.500%, 09/01/2026	390	414
6.500%, 09/01/2027	635	694
6.500%, 09/01/2028	245	274

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Rosemont at Ash Creek Apartments, RB, FHA
5.000%, 07/01/2026 (A)	$2,750	$2,816
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, The Positano, RB, FHA
5.000%, 09/01/2026 (A)	2,235	2,277
Dallas City, Kay Bailey Hutchinson Convention Center, Special Tax
6.000%, 08/15/2053 (A)(D)	1,500	1,513
Denton County, GO
4.000%, 07/15/2027	740	740
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,025	1,074
Ector County, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/15/2049 (A)	1,000	1,030
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	2,011
Fort Bend County, GO
5.000%, 03/01/2025	2,425	2,449
Fort Bend County, Municipal Utility District No. 162, GO, BAM
5.500%, 09/01/2027	520	550
Fort Bend County, Ser B, GO
5.000%, 03/01/2029	1,250	1,262
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/01/2054 (A)	2,000	2,056
0.875%, 08/01/2050 (A)	750	734
0.720%, 08/01/2051 (A)	825	776
Galveston, Wharves & Terminal Revenue, Ser B, RB
5.000%, 08/01/2028	250	269
5.000%, 08/01/2029	300	329
5.000%, 08/01/2030	300	332
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	398
4.000%, 10/01/2028	525	547
Gulf Coast, Industrial Development Authority, ExxonMobil Project, RB
2.600%, 11/01/2041 (A)	1,100	1,100
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2025	450	452
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	979

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2025	$635	$641
4.000%, 09/01/2026	665	678
4.000%, 09/01/2027	695	715
4.000%, 09/01/2028	725	750
4.000%, 09/01/2029	755	777
Harris County, Municipal Utility District No. 165, GO, BAM
5.500%, 03/01/2026	305	315
5.500%, 03/01/2027	320	337
5.500%, 03/01/2028	335	359
5.125%, 03/01/2029	350	376
5.000%, 03/01/2030	365	394
Harris County, Municipal Utility District No. 238, GO, NATL
4.000%, 04/01/2030	710	718
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2025	455	473
7.250%, 09/01/2026	470	508
7.250%, 09/01/2027	480	538
7.250%, 09/01/2028	495	572
Harris-Waller Counties, Municipal Utility District No. 4, GO, AGC
6.500%, 11/01/2026	695	738
6.500%, 11/01/2027	735	801
6.500%, 11/01/2028	765	855
6.500%, 11/01/2029	805	921
6.500%, 11/01/2030	840	983
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2025	115	120
7.250%, 11/01/2026	230	248
7.250%, 11/01/2027	350	389
7.250%, 11/01/2028	345	393
7.250%, 11/01/2029	390	455
Highway 380, Municipal Management District No. 1, GO, BAM
5.500%, 05/01/2026	360	373
5.500%, 05/01/2027	375	397
5.500%, 05/01/2028	390	420
5.500%, 05/01/2029	405	444
5.000%, 05/01/2030	420	457
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2025	295	299
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2025	1,000	1,002
5.000%, 09/01/2030	1,000	1,001

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	$5,590	$5,604
Irving, GO
5.000%, 09/15/2024	1,000	1,001
Katy, Independent School District, GO, PSF-GTD
4.000%, 08/15/2050 (A)	2,195	2,240
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2025	285	287
5.000%, 03/01/2026	300	308
5.000%, 03/01/2028	305	324
Kermit, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	200	202
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,171
Midland County, Hospital District, Ser A, RB, BAM
5.000%, 05/15/2029	800	879
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	175	183
5.750%, 09/01/2027	185	198
5.750%, 09/01/2028	195	212
5.750%, 09/01/2029	205	227
5.375%, 09/01/2030	220	241
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	264
5.500%, 12/01/2027	250	269
5.500%, 12/01/2028	250	274
5.250%, 12/01/2029	250	276
5.000%, 12/01/2030	250	275
New Caney, Independent School District, GO, PSF-GTD
4.000%, 02/15/2050 (A)	3,400	3,501
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2025	335	334
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	1,905	1,965
5.000%, 01/01/2027	1,665	1,755
Northside, Independent School District, Ser B, GO, PSF-GTD
3.450%, 08/01/2054 (A)	3,500	3,543
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,327
Port Arthur, Port Authority, GO, BAM
5.000%, 02/15/2026	200	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pottsboro, Independent School District, GO, PSF-GTD
4.000%, 02/15/2052 (A)	$2,100	$2,162
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	3,047
Rankin, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	2,000	2,018
San Antonio, Electric & Gas Systems Revenue, RB
3.790%, 02/01/2048 (A)	2,500	2,497
3.650%, 02/01/2053 (A)	1,000	1,002
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,655
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,047
Sinton, Independent School District, GO, PSF-GTD
4.000%, 08/15/2051 (A)	1,000	1,009
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,105	1,138
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,383
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	940	950
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Gulfway Manor, RB, FHA
3.250%, 08/01/2028 (A)	3,600	3,598
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
4.453%, 12/15/2026 (A)	975	977
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
4.391%, 09/15/2027 (A)	6,230	6,228
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2026	1,000	1,022
5.250%, 01/01/2028	3,185	3,339
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2025	250	253

		135,312

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utah — 0.5%
Cache County, School District, GO
4.000%, 06/15/2030	$1,500	$1,526
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,304
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	206
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB
5.000%, 04/15/2027	250	261
5.000%, 04/15/2029	200	214
5.000%, 04/15/2030	215	233

		3,744

Virgin Islands — 0.3%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2026	2,425	2,509

Virginia — 1.4%
Albemarle County, Economic Development Authority, Sentara Martha Jefferson Hospital, RB
2.900%, 10/01/2048 (A)	1,000	1,000
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	5,550	5,789
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,681
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	545
5.000%, 07/01/2030	550	606
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	322
3.800%, 07/01/2029	355	365
Virginia State, Small Business Financing Authority, The Obligated Group of National Senior Campuses Inc, RB
5.000%, 01/01/2025	1,000	1,003

		11,311

Washington — 2.1%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
3.120%, 11/01/2045 (A)	6,000	5,947

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
King County, School District No. 405 Bellevue, GO
5.000%, 12/01/2024	$2,200	$2,210
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,525	1,577
5.000%, 07/01/2029	510	547
Port of Seattle, Ser A, AMT, RB
5.000%, 05/01/2029	1,595	1,662
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	953
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	1,001
Snohomish County, School District No. 15 Edmonds, GO
5.000%, 12/01/2024	1,000	1,005
Washington State, Health Care Facilities Authority, Commonspirit Health, Ser B-, RB
5.000%, 08/01/2049 (A)	2,000	2,015
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2025	350	353

		17,270

West Virginia — 1.6%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	10,000	10,033
3.375%, 03/01/2040 (A)	1,000	1,000
West Virginia State, Housing Development Fund, Multifamily Housing, Five Points, RB
5.000%, 03/01/2027 (A)	2,315	2,381

		13,414

Wisconsin — 3.6%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,120
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2025	2,015	2,045
5.000%, 06/01/2026	2,120	2,183
5.000%, 06/01/2027	2,230	2,332
Fort Atkinson, GO
4.000%, 02/01/2027	340	350
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,120
Milwaukee, Ser N3, GO, AGM
5.000%, 04/01/2029	1,000	1,090
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	954

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
PMA Levy & Aid Anticipation Notes Program, Ser B, RB
5.000%, 09/25/2024	$1,000	$1,001
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2025	870	880
Watertown, RB
4.000%, 10/01/2025	1,225	1,230
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,033
Wisconsin State, Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration Project, RB
5.000%, 08/01/2027 (D)	4,500	4,621
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	310	310
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,303
Wisconsin State, Housing & Economic Development Authority, Multifamily Housing, The Intersect Project, Ser I, RB
5.000%, 11/01/2058 (A)	1,250	1,306
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,204
0.650%, 03/01/2025	1,700	1,677
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	440	437
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	1,000
Wisconsin State, Public Finance Authority, Waste Management Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,854

		30,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyoming — 0.2%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	$2,000	$2,005

Total Municipal Bonds
(Cost $838,167) ($ Thousands)		834,002

Total Investments in Securities — 100.6%
(Cost $838,167) ($ Thousands)		$834,002

Percentages are based on Net Assets of $829,124 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $26,038 ($ Thousands), representing 3.1% of the Net Assets of the Fund.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

As of August 31, 2024, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.0%
California — 97.3%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2025	$990	$1,012
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,062
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	1,000	1,062
Bay Area Toll Authority, Ser F-2, RB
5.000%, 04/01/2036	1,000	1,153
Bay Area Toll Authority, Sub-Ser S-11, RB
5.000%, 04/01/2036	2,000	2,377
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2032	4,215	4,653
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.250%, 11/01/2054 (A)	4,000	4,312
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,083
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	2,000	2,143
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	440
5.000%, 04/01/2030	425	476
5.000%, 04/01/2031	470	532
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,466
California State, GO
5.000%, 08/01/2028	2,665	2,847
5.000%, 08/01/2031	5,500	5,868
5.000%, 11/01/2031	7,500	8,464
5.000%, 09/01/2032	1,000	1,159
5.000%, 09/01/2035	1,000	1,161
5.000%, 10/01/2035	5,000	5,768
4.000%, 08/01/2035	2,500	2,527
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	$1,500	$1,616
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,204
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,455
California State, Health Facilities Financing Authority, RB
5.000%, 11/01/2054 (A)	1,000	1,127
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 12/01/2035	1,000	1,168
5.000%, 12/01/2036	1,000	1,159
California State, Health Facilities Financing Authority, Ser S, RB
5.000%, 12/01/2036	2,500	2,787
5.000%, 12/01/2037	1,750	1,943
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,574
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	1,995
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,083
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	524
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	923	950
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,383	1,446
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,413
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	2,125	2,368
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	3,012

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	$535	$603
5.000%, 11/01/2032	850	966
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,111
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,005
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	506
5.000%, 07/01/2027	1,170	1,219
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	462
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,275
California State, Municipal Finance Authority, Ignatius College Prep, Ser A, RB
5.000%, 09/01/2034	500	593
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	761
5.000%, 05/15/2030	900	989
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,093
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	517
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	1,979
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	1,000	1,178
California State, Public Works Board, May Lee State Office Complex, Ser S, RB
5.000%, 04/01/2036	750	873

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	$2,000	$2,291
California State, Public Works Board, Various Capital Projects, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2027 (C)	120	129
California State, Statewide Communities Development Authority, John Muir Health, Ser A, RB
5.000%, 12/01/2035	1,250	1,464
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,455
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	988
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,771
California State, Various Purpose, GO
5.000%, 03/01/2029	1,300	1,437
5.000%, 10/01/2030	1,230	1,367
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,242
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,340	1,231
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (D)	2,365	2,404
5.000%, 06/01/2026 (D)	1,500	1,563
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2029	2,275	2,471
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	150
5.000%, 01/01/2034	175	202
5.000%, 01/01/2035	135	156
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2026	500	519
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2035	500	591
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,403

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles Community College District, GO
5.000%, 08/01/2037	$1,100	$1,316
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	620
5.000%, 07/01/2035	1,000	1,189
Los Angeles County, Public Works Financing Authority, Ser H, RB
5.000%, 12/01/2035	2,000	2,395
Los Angeles Unified School District, Ser A, GO
5.000%, 07/01/2034	2,230	2,692
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,643
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	2,965
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	4,000	4,173
5.000%, 05/15/2028	1,000	1,064
5.000%, 05/15/2029	3,000	3,235
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, RB
5.000%, 05/15/2036	250	293
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	452
5.000%, 07/01/2034	545	638
5.000%, 07/01/2035	1,210	1,412
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	595
5.000%, 05/01/2035	500	593
Los Angeles, Unified School District, Ser A, COP
5.000%, 10/01/2035	3,000	3,483
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2029	3,940	4,428
5.000%, 07/01/2031	5,000	5,748
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,078
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	833
5.000%, 10/01/2035	900	1,069

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	$590	$598
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,113
Riverside County, Public Financing Authority, RB, AGM
5.000%, 10/01/2035	1,000	1,177
5.000%, 10/01/2036	650	760
5.000%, 10/01/2037	700	814
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,103
Sacramento, Municipal Utility District, Ser N-1, RB
5.000%, 11/15/2036	3,000	3,582
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,260
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	414
5.000%, 07/01/2027	500	525
5.000%, 07/01/2028	1,000	1,042
5.000%, 07/01/2031	5,000	5,477
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,062
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, RB
5.000%, 10/15/2032	350	411
5.000%, 10/15/2033	250	295
5.000%, 10/15/2034	250	295
5.000%, 10/15/2035	250	293
5.000%, 10/15/2036	730	872
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,122
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,561
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2032	2,500	2,871
San Francisco City & County, Airport Comm-San Francisco International Airport, AMT, RB
5.000%, 05/01/2037	1,500	1,663

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	$2,000	$2,335
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	816
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2026	1,780	1,831
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	556
5.000%, 03/01/2030	700	792
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	984
3.000%, 08/01/2033	2,580	2,498
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,476
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,040
5.000%, 09/01/2027	1,000	1,043
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	605
4.000%, 08/01/2028	435	454
4.000%, 08/01/2029	735	774
4.000%, 08/01/2030	1,320	1,393
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	543
University of California, Ser BV, RB
5.000%, 05/15/2036	3,000	3,538
University of California, Ser S, RB
5.000%, 05/15/2033	1,110	1,288
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,058
5.000%, 04/01/2028	2,000	2,131
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,277

		233,331

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Guam — 0.7%
Guam Government Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2035	$1,375	$1,533

Total Municipal Bonds
(Cost $243,165) ($ Thousands)		234,864

	Shares
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	5,151,422	5,151
Total Cash Equivalent
(Cost $5,151) ($ Thousands)		5,151
Total Investments in Securities — 100.1%
(Cost $248,316) ($ Thousands)		$240,015

Percentages are based on Net Assets of $239,797 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $1,979 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Security is escrowed to maturity.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

California Municipal Bond Fund (Concluded)

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	234,864	–	234,864
Cash Equivalent	5,151	–	–	5,151
Total Investments in Securities	5,151	234,864	–	240,015

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statement

The following is a summary of the transactions with affiliates for the year ended August 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$361	$73,583	$(68,793)	$—	$—	$5,151	$134	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$400	$446

Massachusetts — 98.2%
Boston, Ser A, GO
4.000%, 11/01/2031	1,500	1,624
Hingham, GO
4.000%, 02/15/2030	340	358
4.000%, 02/15/2031	320	336
Lowell, GO
5.000%, 09/01/2027	1,520	1,636
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	573
5.250%, 07/01/2031	750	873
5.000%, 07/01/2027	1,500	1,604
5.000%, 07/01/2036	1,500	1,809
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,147
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,502
5.000%, 02/01/2032	1,000	1,166
5.000%, 02/01/2033	1,000	1,181
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	889
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2029	1,000	1,105
Massachusetts State, Development Finance Agency, Babson College, RB
5.000%, 10/01/2033	1,115	1,279
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,137
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.000%, 07/01/2028	585	631
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,118
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	207
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2029	1,000	1,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, CareGroup, Ser I, RB
5.000%, 07/01/2026	$500	$518
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	2,500	2,941
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,048
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,179
Massachusetts State, Development Finance Agency, Harvard University, Ser B, RB
4.000%, 02/15/2036	1,250	1,390
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,105
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	450
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	430
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2036	350	410
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	748
Massachusetts State, Development Finance Agency, South Shore Hospital, Ser I, RB
5.000%, 07/01/2025	500	506
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	1,000	1,176
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,034
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	231
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	890
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	402

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2030	$375	$405
5.000%, 07/01/2033	1,000	1,070
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Ser M, RB
5.250%, 07/01/2029	500	564
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	440
5.000%, 07/01/2034	200	232
5.000%, 07/01/2035	250	289
5.000%, 07/01/2036	275	317
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	464
5.000%, 07/01/2032	440	500
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,046
5.000%, 07/01/2029	840	904
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,051
5.000%, 07/01/2028	1,250	1,331
5.000%, 07/01/2029	500	542
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,068
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	336
Massachusetts State, Ser B, GO
5.000%, 01/01/2028	1,500	1,623
5.000%, 11/01/2036	500	587
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,902
5.000%, 10/01/2034	210	243
Massachusetts State, Ser E, GO
5.000%, 09/01/2028	1,000	1,098
5.000%, 11/01/2030	1,000	1,140
5.000%, 11/01/2031	345	389
Massachusetts State, Water Resources Authority, Ser C, RB
5.000%, 08/01/2037	510	602
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,672
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,282

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Worcester, GO
4.000%, 02/15/2030	$285	$298

		58,128

Total Municipal Bonds
(Cost $60,060) ($ Thousands)		58,574

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	42,963	43
Total Cash Equivalent
(Cost $43) ($ Thousands)		43
Total Investments in Securities — 99.0%
(Cost $60,103) ($ Thousands)		$58,617

Percentages are based on Net Assets of $59,219 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	58,574	–	58,574
Cash Equivalent	43	–	–	43
Total Investments in Securities	43	58,574	–	58,617

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust

The following is a summary of the transactions with affiliates for the year ended August 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,115	$16,481	$(18,553)	$—	$—	$43	$38	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.4%
Delaware — 3.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,099
5.000%, 01/01/2030	180	201
5.000%, 01/01/2031	115	130
5.000%, 01/01/2032	225	258
5.000%, 01/01/2033	225	256
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	524
5.000%, 01/01/2036	340	394

		2,862

Guam — 0.8%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	625	704

New Jersey — 87.1%
Bergen County, GO
3.000%, 07/15/2029	1,000	998
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,209
Casino Reinvestment Development Authority, Ser A, RB, AGC
5.000%, 11/01/2035	1,600	1,815
Casino Reinvestment Development Authority, Ser B, RB, AGC
5.000%, 11/01/2035	500	567
Edison, GO
3.000%, 03/15/2033	1,635	1,572
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	785
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	417
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,015
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	1,000	1,062
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	417
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,147
New Jersey State, Economic Development Authority, American Water Company Project, AMT, RB
3.750%, 11/01/2034 (A)	1,000	1,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	$2,000	$1,971
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	738
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,056
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,199
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,130
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,343
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,019
5.000%, 07/01/2033	350	399
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,018
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,466
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,034
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,935
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	767
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,043
5.000%, 07/01/2031	725	813

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	$2,000	$2,086
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,130
New Jersey State, Health Care Facilities Financing Authority, Inspiria Health Obligated Group, RB
5.000%, 07/01/2033	1,000	1,147
5.000%, 07/01/2035	350	400
5.000%, 07/01/2036	525	604
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,039
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2032	1,225	1,379
5.000%, 07/01/2036	3,000	3,484
5.000%, 07/01/2045 (A)	1,500	1,552
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,362
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,605
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	721
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	755
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	526
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	765	764
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	216
5.000%, 07/01/2029	270	296
5.000%, 07/01/2030	260	285
5.000%, 07/01/2031	375	410

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	$1,375	$1,589
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	2,055	2,130
4.000%, 06/15/2035	2,585	2,667
4.000%, 06/15/2036	925	947
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2037	500	564
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2031	3,345	3,604
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,085
5.000%, 06/15/2032	2,500	2,805
5.000%, 06/15/2036	940	1,044
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,505
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,077
5.000%, 01/01/2034	1,500	1,589
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,032
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,498
5.000%, 01/01/2029	960	1,030
Passaic County, Improvement Authority, Paterson Project, GO, ST AID WITHHLDG
5.000%, 08/01/2027	545	557
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,038
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	543
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	537
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	526
Union County, Improvement Authority, RB, CNTY-GTD
5.000%, 04/15/2036	400	473
5.000%, 04/15/2037	550	647

		81,191

New York — 6.7%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2032	2,415	2,564

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	$2,165	$2,370
4.000%, 07/15/2036	1,325	1,352

		6,286

Pennsylvania — 1.7%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,548

Total Municipal Bonds
(Cost $94,907) ($ Thousands)		92,591

	Shares
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	2,256,487	2,256
Total Cash Equivalent
(Cost $2,256) ($ Thousands)		2,256
Total Investments in Securities — 101.8%
(Cost $97,163) ($ Thousands)		$94,847

Percentages are based on Net Assets of $93,186 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	92,591	–	92,591
Cash Equivalent	2,256	–	–	2,256
Total Investments in Securities	2,256	92,591	–	94,847

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$451	$25,978	$(24,173)	$—	$—	$2,256	$56	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.2%
Guam — 0.8%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	$725	$816

New York — 96.4%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	900	983
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,082
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	360
5.000%, 08/01/2027	275	286
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	525
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	524
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	687
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	828
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,266
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,050
5.000%, 09/01/2027	1,000	1,073
1.000%, 09/01/2025	1,000	966
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,073
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,561
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,126
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	2,000	2,172
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,053
5.000%, 11/15/2026	1,000	1,024
Monroe County, Industrial Development Authority, St. John Fisher University Project, RB
5.000%, 06/01/2033	750	848

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2034	$2,000	$2,363
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,476
4.000%, 11/15/2032	1,000	1,088
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,076
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,382
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,661
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	490	479
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,068
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,908
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,064
New York City, Ser C, GO
5.000%, 08/01/2032	1,345	1,498
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,068
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,076
New York City, Sub-Ser E1, GO
5.000%, 04/01/2035	700	806
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,520
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2028	1,080	1,145
5.000%, 07/15/2031	1,000	1,145
New York City, Transitional Finance Authority, Sub-Ser, RB
5.000%, 05/01/2037	2,280	2,630
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	1,750	2,011
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/2034	1,000	1,187

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	$1,000	$1,013
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2027	500	534
5.000%, 07/01/2030	1,095	1,213
New York State, Dormitory Authority, Presbyterian Hospial Obligated Group, RB
5.000%, 08/01/2035	2,000	2,344
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,136
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,333
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,055
New York State, Dormitory Authority, Ser A, RB
5.000%, 10/01/2029	2,500	2,651
New York State, Dormitory Authority, Ser A, RB, AGM
5.000%, 10/01/2036	2,000	2,283
New York State, Dormitory Authority, Ser A-1, RB
5.000%, 03/15/2035	2,000	2,316
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2032	1,500	1,726
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,591
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	873
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,014
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	1,500	1,752
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	$1,700	$1,793
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,624
New York State, Ser C, GO
5.000%, 03/15/2035	1,000	1,184
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,212
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,984
New York State, Thruway Authority, Ser P, RB
5.000%, 01/01/2027	1,360	1,437
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,000	1,090
5.000%, 12/01/2033	1,500	1,631
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	1,000	1,024
5.000%, 12/01/2030	1,000	1,108
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,276
New York State, Urban Development, RB
5.000%, 03/15/2025 (B)	5	5
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2030	1,765	1,817
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	1,615	1,803
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	809
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 05/15/2035	500	576
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser A-1, RB
5.000%, 05/15/2036	1,300	1,519
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	758

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	$260	$264
5.000%, 07/01/2026	300	307

		101,698

Total Municipal Bonds
(Cost $104,413) ($ Thousands)		102,514

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	1,770,585	1,771
Total Cash Equivalent
(Cost $1,771) ($ Thousands)		1,771
Total Investments in Securities — 98.9%
(Cost $106,184) ($ Thousands)		$104,285

Percentages are based on Net Assets of $105,430 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	102,514	–	102,514
Cash Equivalent	1,771	–	–	1,771
Total Investments in Securities	1,771	102,514	–	104,285

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$284	$33,320	$(31,833)	$—	$—	$1,771	$71	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
Guam — 0.8%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$900	$1,004

Pennsylvania — 98.1%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	1,325	1,434
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	562
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,654
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,200
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,100
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,871
Bethel Park, School District, GO, ST AID WITHHLDG
5.000%, 08/01/2027	1,000	1,046
Chester County, GO
4.000%, 07/15/2029	300	318
4.000%, 07/15/2030	250	263
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2029	375	413
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	1,000	1,032
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	850
Delaware County, AD Valorem Property Tax, GO
5.000%, 08/01/2034	230	264
5.000%, 08/01/2035	610	696
5.000%, 08/01/2036	255	290
5.000%, 08/01/2037	345	391
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027 (A)	500	530
Delaware County, Cabrini University Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2027 (B)	500	530

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2026	$425	$445
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,076
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,387
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,076
Delaware Valley Regional Finance Authority, Ser A, RB
4.000%, 09/01/2035	1,345	1,428
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	657
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (C)	1,000	1,040
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,427
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	500	522
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	410
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,237
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (C)	1,700	1,548
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	985
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	510
5.000%, 09/01/2028	1,500	1,599
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	768

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	$400	$424
5.000%, 07/01/2029	350	378
Northampton County, General Purpose Authority, RB, AGM
5.000%, 08/15/2037	1,000	1,145
Northampton County, General Purpose Authority, Ser A, RB
5.000%, 11/15/2034	1,000	1,179
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	942
Pennsylvania State University, RB
5.000%, 09/01/2035	850	987
Pennsylvania State, Commonwealth Bid Group A, GO
5.000%, 09/01/2032	2,590	3,001
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,680
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2027	1,100	1,150
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,627
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living, RB
4.000%, 07/01/2033	1,250	1,271
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,035
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	828
5.000%, 10/15/2030	925	1,032
Pennsylvania State, Economic Development Financing Authority, Villanova University Project, RB
5.000%, 08/01/2035	750	883
5.000%, 08/01/2036	725	849
Pennsylvania State, GO
5.000%, 05/01/2030	1,000	1,126
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,596
Pennsylvania State, Higher Education Assistance Agency, AMT, RB
5.000%, 06/01/2033	1,875	2,044

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	$3,000	$3,255
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,189
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2028	1,235	1,310
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	265	282
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026 (A)	15	16
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027 (A)	75	80
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,067
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	547
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,880	1,911
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,672
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	531
5.000%, 07/01/2028	400	431
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,875	2,122
5.000%, 12/01/2031	1,000	1,132
5.000%, 12/01/2032	2,000	2,276
5.000%, 12/01/2035	675	783
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,761
5.000%, 12/01/2033	375	433
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	569
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	532
5.000%, 12/01/2034	1,000	1,141

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2031	$1,100	$1,194
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,014
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,318
5.000%, 08/01/2026	2,200	2,201
5.000%, 08/01/2027	1,705	1,805
5.000%, 10/01/2029	2,000	2,079
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,113
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	800
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,041
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,106
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	425
4.000%, 07/01/2035	5,325	5,357
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2027	2,850	3,012
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,044
5.000%, 08/01/2027	1,000	1,064
5.000%, 05/01/2028	1,000	1,078
5.000%, 05/01/2031	1,000	1,113
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,395
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	776
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	497
5.000%, 11/01/2027	1,800	1,927
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,566
5.000%, 06/01/2034	800	911
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,070

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	$1,000	$1,105
Pittsburgh, GO
5.000%, 09/01/2027	415	444
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	653
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,091
5.000%, 09/01/2029	750	833
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	500
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	250	282
5.000%, 10/01/2031	325	367
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,153
5.000%, 06/01/2033	1,000	1,148
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2027	1,000	1,057
5.000%, 03/01/2028	725	773
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	2,000	2,368
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2026	610	635

		131,091

Total Municipal Bonds
(Cost $134,949) ($ Thousands)		132,095

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	450,963	451
Total Cash Equivalent
(Cost $451) ($ Thousands)		451
Total Investments in Securities — 99.2%
(Cost $135,400) ($ Thousands)		$132,546

SEI Tax Exempt Trust

Percentages are based on Net Assets of $133,567 ($ Thousands).
†	Investment in Affiliated Security (see Note 3).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	132,095	–	132,095
Cash Equivalent	451	–	–	451
Total Investments in Securities	451	132,095	–	132,546

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$258	$32,997	$(32,804)	$—	$—	$451	$53	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 68.3%
Alabama — 1.4%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$760
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (A)	3,100	3,415
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	3,000	3,196
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,100	2,249
Black Belt, Energy Gas District, Sub-Ser, RB
4.964%, 07/01/2052 (A)	1,000	1,014
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	838
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,648
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	1,000	1,114

		14,234

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	1
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,706

		3,707

Arizona — 0.8%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,096
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	1,000	715
5.000%, 01/01/2038	675	481
4.500%, 01/01/2040	965	458
4.500%, 01/01/2049	1,000	581
4.250%, 01/01/2039	1,000	644
4.250%, 01/01/2040	750	474
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)(D)	3,000	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	$1,510	$1,524
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	350	357
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	1,011
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	245	224

		7,685

Arkansas — 0.5%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (C)	4,250	4,280
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	825

		5,105

California — 10.7%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (E)(F)	2,000	1,180
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (A)	1,000	1,112
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,083
California State, Community Choice Financing Authority, Clean Energy Project, Ser C, RB
5.250%, 01/01/2054 (A)	500	536
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
5.000%, 04/01/2049 (C)	1,430	1,233
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
5.000%, 02/01/2050 (C)	1,000	757
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Battery Point Apartments, Ser S, RB, FHA
5.970%, 11/01/2053 (A)(C)	2,600	2,636

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Valley Pride Village Apartments, RB
5.700%, 06/01/2054 (A)(C)	$4,700	$4,727
California State, Housing Finance Agency, Vose Apartments, Ser K, RB
7.000%, 03/01/2053 (A)(C)	1,600	1,610
6.000%, 03/01/2053 (A)(C)	6,200	6,316
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, AMT, RB
8.000%, 01/01/2050 (A)(C)	5,000	5,048
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	515
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	1,001
California State, Municipal Finance Authority, Palomar Health, Ser A, COP, AGM
5.250%, 11/01/2052	1,500	1,603
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,432	–
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
7.500%, 12/01/2040 (C)(D)	750	56
6.750%, 12/01/2028 (C)(D)	2,175	163
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,509
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
4.300%, 07/01/2040	1,500	1,506
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	475
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)	1,000	901
5.000%, 06/01/2051 (C)	1,000	878
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (A)	1,980	1,764

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	$2,150	$2,174
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,365
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	4,780	4,879
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,095	928
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (C)	500	381
CSCDA, Community Improvement Authority, Atlanta-Glendale, Ser S, RB
3.500%, 10/01/2046 (C)	2,000	1,677
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (C)	1,000	778
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (C)	500	382
CSCDA, Community Improvement Authority, The Link-Glendale, RB
4.000%, 07/01/2056 (C)	1,750	1,370
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (C)	2,500	2,571
0.000%, 09/01/2032 (C)(E)(F)	7,800	5,050
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,018
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	58,000	6,746
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	1,850	1,745
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	1,011
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,625
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	15,040	2,521

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	$5,410	$3,291
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,015
5.000%, 09/01/2031	1,000	1,014
San Clemente, Special Tax Community, SAB
5.000%, 09/01/2046	1,085	1,095
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2058	8,100	8,651
San Diego, Unified School District, GO
4.000%, 07/01/2053	3,900	3,875
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,130
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (G)	12,000	2,616
Tustin, Community Facilities District, SAB
5.000%, 09/01/2040	750	757
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,214

		109,488

Colorado — 1.7%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,506
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	494
5.000%, 12/01/2048	500	467
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	500	425
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	526
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	402
Colorado International Center Metropolitan, District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,252
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	452

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	$2,000	$1,901
Colorado State, Housing & Finance Authority, The Irving at Mile High Vista Project, RB
6.000%, 06/01/2028 (A)(C)	2,140	2,174
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	687
Colorado State, School of Mines, Ser B, RB, AGM
5.250%, 12/01/2052	500	546
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,177
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	4,084
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	875	881
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	198
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	474	464

		17,636

Connecticut — 0.2%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2046 (C)	1,000	982
5.000%, 09/01/2053 (C)	1,500	1,430

		2,412

Delaware — 1.2%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,925	1,872
3.167%, 10/01/2038 (A)(C)	10,870	9,465
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	1,000	1,037

		12,374

Florida — 1.8%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,326

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Capital Trust Agency, First Mortgage, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	$1,585	$159
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	9
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	970
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	3,457
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	422
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	765	550
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	500	503
Florida State, Village Community Development District No. 15, SAB
5.250%, 05/01/2054 (C)	1,000	1,035
5.000%, 05/01/2043 (C)	1,500	1,547
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	321	22
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,063
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,990	1,991
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)	3,365	3,013
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	950	779
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	648
4.000%, 05/15/2028	985	987
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	361

		18,842

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 2.7%
Atlanta, Development Authority, Gulch Enterprise Zone Project, RB
0.000%, 06/15/2028 (C)(E)(F)	$2,400	$1,942
Atlanta, Development Authority, Westside Gulch Area Project, Ser A, TA
5.000%, 04/01/2034 (C)	300	306
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,756
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	1,128
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (C)	1,460	1,385
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,092
5.000%, 06/01/2053 (A)	2,150	2,285
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	3,400	3,660
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,836
5.500%, 07/01/2064	1,000	1,064
5.000%, 01/01/2056	500	512
5.000%, 07/01/2060	5,000	5,009

		27,975

Idaho — 0.2%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	265	266
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (C)	1,500	1,405

		1,671

Illinois — 2.4%
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2027	500	517
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	505
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,516

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Wastewater Transmission, Ser A, RB, AGM
5.250%, 01/01/2053	$1,000	$1,087
Hillside, TA
5.000%, 01/01/2030	1,345	1,361
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	350	314
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	763
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,750	403
5.000%, 02/15/2022 (D)	1,000	230
5.000%, 02/15/2037 (D)	1,750	402
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (B)	500	507
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2041	1,000	1,028
Illinois State, GO
5.000%, 02/01/2039	5,000	5,005
Illinois State, RB
5.000%, 06/15/2026	2,000	2,003
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,560
Illinois State, Ser B, GO
5.250%, 05/01/2043	2,000	2,216
5.000%, 12/01/2026	2,500	2,611
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (G)	400	345
0.000%, 01/01/2031 (G)	300	238
0.000%, 01/01/2033 (G)	100	73

		24,684

Indiana — 1.3%
Indiana State, Finance Authority, Ohio Valley Electric Corp Project, Ser 2012C, RB
3.000%, 11/01/2030	3,900	3,703
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)	10,200	5,978
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,393

		13,074

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa — 1.0%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (A)(B)	$590	$592
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 103
4.000%, 12/01/2029 (A)(B)	4,200	4,571
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	800	805
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (C)	2,000	1,951
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	11,490	1,787

		9,706

Kansas — 0.5%
Colby, Citizens Medical Center Project, RB
5.500%, 07/01/2026	2,000	2,015
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	893
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	468
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	410	396
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	1,930	839

		4,611

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	773
6.000%, 11/15/2036	1,700	1,439

		2,212

Louisiana — 0.4%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	800	857

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	$400	$379
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	700	741
Louisiana State, Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, AMT, RB
5.500%, 09/01/2054	1,500	1,627

		3,604

Maryland — 0.1%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	650

Massachusetts — 1.4%
Massachusetts State, Development Finance Agency, RB
5.250%, 07/01/2052	1,500	1,635
Massachusetts State, Ser C, GO
5.000%, 10/01/2046	6,100	6,735
Massachusetts State, Ser D, GO
5.000%, 10/01/2051	5,000	5,455

		13,825

Michigan — 1.7%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,175
5.250%, 05/01/2027	300	316
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)(F)	5,800	4,637
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	259
4.800%, 09/01/2040	185	161
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (G)	5,000	1,299
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	28,500	3,917
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	2,254

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	$125,250	$3,893

		17,911

Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	320	316
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	750	767
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	589
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(C)	500	492
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	175	170

		2,334

Missouri — 0.7%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	947
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,243
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,295	2,307

		7,497

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,271

Nevada — 0.4%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)(D)	2,703	11
5.125%, 12/15/2037 (C)	2,160	346
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	10,000	1,073

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Reno, Sub-Ser, RB
0.000%, 07/01/2058 (C)(G)	$18,500	$2,634

		4,064

New Hampshire — 0.6%
New Hampshire State, National Finance Authority, Ser 1-, RB
3.787%, 09/20/2034 (C)	3,997	3,832
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,482	1,438
New Hampshire State, National Finance Authority, University of Nevada Project, RB, BAM
4.500%, 06/01/2053	1,075	1,081

		6,351

New Jersey — 1.5%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,558
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,244
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	435
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,494
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,034
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	670	676
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
5.250%, 06/15/2041	1,250	1,262
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	517
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,503

		15,723

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 6.4%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	$1,500	$1,502
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,023
4.600%, 02/01/2051	500	397
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,416
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
3.775%, 03/01/2026 (A)	425	426
3.765%, 03/01/2025 (A)	400	400
New York City, Municipal Water Finance Authority, Sub-Ser, RB
5.250%, 06/15/2048	1,700	1,897
New York City, Sub-Ser G6, GO
2.550%, 04/01/2042 (A)(H)	1,000	1,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	778
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	2,000	2,221
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	5,172
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,489
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,199
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	4,000	4,007
5.000%, 11/15/2044 (C)	10,750	10,758
New York State, Transportation Development Corporation, American Airlines Inc, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	1,060	1,128

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	$2,000	$2,248
5.000%, 01/01/2033	4,085	4,216
4.000%, 10/01/2030	1,000	1,000
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB
5.000%, 06/30/2060	4,000	4,085
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,180
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,985
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,798
Suffolk Regional, Off-Track Betting, RB
6.000%, 12/01/2053	500	525
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	2,154
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB
5.693%, 01/01/2028 (C)	1,300	1,225
TSASC, Tobacco Settlement, Sub-Ser, RB
5.000%, 06/01/2045	1,750	1,582
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	842
5.250%, 09/15/2053	2,500	2,028

		65,681

North Carolina — 0.2%
Charlotte-Mecklenburg, Hospital Authority, Ser G, RB
2.550%, 01/15/2048 (A)	500	500
North Carolina State, Housing Finance Agency, 1998 Trust Agreement, Ser 54-A, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2055	900	1,019

		1,519

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	$1,500	$–
6.625%, 12/15/2031 (C)(D)	1,000	–
		–
Ohio — 1.7%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	4,000	3,676
0.000%, 06/01/2057 (G)	54,300	4,918
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	4,012
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (C)(D)	650	26
6.500%, 12/01/2037 (C)(D)	1,100	44
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	1,526	107
6.000%, 04/01/2038 (C)(D)	1,297	91
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	4,250	4,205

		17,079

Oklahoma — 0.6%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,501
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (C)	2,500	2,091
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,690
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	5
6.875%, 11/01/2046 (D)	1,081	2
6.625%, 11/01/2036 (D)	522	1

		6,290

Oregon — 0.1%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
5.000%, 11/15/2052	1,500	1,445

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Other — 2.1%
Freddie Mac, Multifamily ML Certificates, RB
4.142%, 01/25/2040 (A)	$4,945	$5,039
Freddie Mac, Multifamily ML Certificates, Ser M, RB
4.549%, 08/25/2040 (A)	5,875	6,152
3.996%, 12/25/2036 (A)	5,244	5,328
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A, RB
3.083%, 04/25/2043 (A)	1,988	1,763
Freddie Mac, Structured Pass-Through Certificates, RB
4.683%, 10/25/2040 (A)	3,095	3,331

		21,613

Pennsylvania — 2.8%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	1,000	1,026
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, Sub-Ser, RB
5.250%, 05/01/2042 (C)	2,130	2,143
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Pre-Refunded @ 102
5.000%, 05/15/2025 (B)	300	310
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,600	4,025
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	253	253
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	495
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,500	2,609
5.000%, 11/01/2051	3,000	3,101
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(C)	2,040	2,241
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	5,247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
5.250%, 12/01/2037 (A)	$1,000	$1,016
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,323
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (C)	2,000	1,950
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,906

		28,645

Puerto Rico — 7.0%
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2030 (D)	200	84
5.250%, 07/01/2031 (D)	5,895	2,476
Puerto Rico, Electric Power Authority, Ser A-PSA, RB
6.750%, 07/01/2036 (D)	2,605	1,094
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
4.263%, 07/01/2029 (A)(D)	9,040	8,721
Puerto Rico, Electric Power Authority, Ser VV-PSA, RB
5.500%, 07/01/2020	1,380	580
Puerto Rico, Electric Power Authority, Ser XX-PSA, RB
5.250%, 07/01/2040 (D)	1,070	449
Puerto Rico, Electric Power Authority, Ser ZZ-PSA, RB
5.250%, 07/01/2019 (D)	1,265	531
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	9,729	9,461
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	6,503	6,529
0.000%, 07/01/2046 (G)	14,600	4,896
0.000%, 07/01/2051 (G)	37,000	9,030
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	2,000	1,975
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	2,004
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(E)	4,085	2,584

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/2051 (A)(E)	$17,817	$11,403
Puerto Rico, Sub-Ser, GO
0.000%, 11/01/2051 (A)(E)	19,528	10,252

		72,069

Rhode Island — 0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	6,890	1,233
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	7,006

		8,239

South Carolina — 0.2%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	1,800	1,957
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	1,000	100
5.250%, 02/01/2027 (C)(D)	1,000	100
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	124

		2,281

Tennessee — 0.8%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,903
Chattanooga, Health Educational & Housing Facility Board, Erlanger Health, RB
5.250%, 12/01/2049	1,000	1,085
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037 (D)	700	531
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	445	451
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,111

		8,081

Texas — 4.9%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	3,000	2,666
7.500%, 12/01/2045 (C)	1,750	1,197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	$500	$408
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
12.000%, 06/01/2043 (C)	3,500	3,562
10.000%, 06/01/2042 (A)(C)	1,500	1,503
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)	8,910	9,373
7.000%, 03/01/2039	480	471
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,698
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,268
6.000%, 08/15/2038	1,500	1,527
Dallas City, Housing Finance, West Virginia Apartments, RB, FNMA
4.350%, 10/01/2041	1,000	1,006
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,250	288
5.000%, 07/01/2031 (D)	250	58
5.000%, 07/01/2046 (D)	2,000	1,362
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,478
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	501
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	475
Port Isabel, GO
5.100%, 02/15/2049 (C)	1,000	1,009
Port of Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, AMT, RB
4.000%, 01/01/2050 (C)	1,500	1,482
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
5.203%, 12/15/2026 (A)	3,000	3,000
Texas State, Private Activity Bond, Surface Transportation, AMT, RB
5.000%, 06/30/2058	1,250	1,272

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Water Development Board, Ser A, RB
5.000%, 10/15/2058	$3,600	$3,871
4.875%, 10/15/2048	10,500	11,247

		50,722

Utah — 0.4%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	2,000	1,736
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	964
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	400	399
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	1,300	1,155

		4,254

Virginia — 1.6%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	3,600	3,498
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	380
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	1,011
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	53
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	58	48
Virginia Beach, Development Authority, Westminster-Canterbury on Chesapeake Bay, RB
7.000%, 09/01/2053	1,000	1,155
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,931
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	5,926

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	$2,500	$2,541

		16,543

Washington — 0.7%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,019
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,093
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	225	226
4.000%, 07/01/2028 (C)	400	388
Washington State, Housing Finance Commission, Lansdale Pointe Apartments Project, RB, FNMA
4.400%, 03/01/2043	2,000	1,989
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	3,080	2,824

		7,539

West Virginia — 0.9%
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,382
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	7,000

		9,382

Wisconsin — 3.0%
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	5,000	1,939
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	8,110	3,080
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	907
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
5.750%, 08/15/2054	1,000	1,078

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	$1,500	$1,249
5.000%, 08/01/2028	795	785
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,420
5.000%, 03/01/2048	1,500	1,361
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,025
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	1,925
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	775
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	3,250	3,494
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	2,770	1,849
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (C)(G)	1,000	707
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,723
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	897
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)	5,070	2,281
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	2,500	2,332

		30,827

Total Municipal Bonds
(Cost $721,019) ($ Thousands)		700,855

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 21.8%
Financials — 19.3%
American Express
3.550%, H15T5Y + 2.854%(A)(I)	$6,000	$5,616
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(C)(I)	6,900	7,038
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(A)(I)	1,200	1,311
Banco Santander
9.625%, H15T5Y + 5.306%(A)(I)	3,000	3,283
Bank of America
6.125%, H15T5Y + 3.231%(A)(I)	3,800	3,838
4.375%, H15T5Y + 2.760%(A)(I)	3,000	2,891
Bank of Montreal
7.700%, H15T5Y + 3.452%, 05/26/2084 (A)	2,000	2,094
Bank of New York Mellon
4.625%, TSFR3M + 3.393%(A)(I)	2,200	2,145
3.750%, H15T5Y + 2.630%(A)(I)	5,800	5,351
3.700%, H15T5Y + 3.352%(A)(I)	5,000	4,813
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (A)	3,200	3,428
Barclays PLC
9.625%, USISSO05 + 5.775%(A)(I)	800	881
4.375%, H15T5Y + 3.410%(A)(I)	3,000	2,652
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(J)	6,000	5,983
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(C)(I)	2,400	2,601
8.500%, H15T5Y + 4.354%(A)(C)(I)	1,400	1,484
4.625%, H15T5Y + 3.196%(A)(C)(I)	6,600	6,072
BP Capital Markets PLC
4.375%, H15T5Y + 4.036%(A)(I)	125	123
Capital One Financial
3.950%, H15T5Y + 3.157%(A)(I)	5,300	4,910
Charles Schwab
5.375%, H15T5Y + 4.971%(A)(I)	1,550	1,538
4.000%, H15T5Y + 3.168%(A)(I)	6,000	5,644
Citigroup
4.000%, H15T5Y + 3.597%(A)(I)	3,000	2,917
3.875%, H15T5Y + 3.417%(A)(I)	4,400	4,228
Citizens Financial Group
8.733%, TSFR3M + 3.419%(A)(I)	2,380	2,363
5.650%, H15T5Y + 5.313%(A)(I)	2,200	2,165
CoBank ACB
6.250%, US0003M + 4.660%(A)(I)	500	498
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/2052 (A)	2,000	2,043
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(I)	2,000	2,053

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(C)(I)	$3,000	$2,747
Discover Financial Services
6.125%, H15T5Y + 5.783%(A)(I)	500	497
Fifth Third Bancorp
4.500%, H15T5Y + 4.215%(A)(I)	500	490
Goldman Sachs Group
7.500%, H15T5Y + 2.809%(A)(I)	3,300	3,462
7.379%, H15T5Y + 3.623%(A)(I)	1,000	1,003
4.125%, H15T5Y + 2.949%(A)(I)	2,500	2,370
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(A)(I)	1,500	1,496
Huntington Bancshares
5.625%, H15T10Y + 4.945%(A)(I)	600	594
4.450%, H15T7Y + 4.045%(A)(I)	4,400	4,180
ING Groep
5.750%, H15T5Y + 4.342%(A)(I)	4,600	4,532
JPMorgan Chase
6.875%, H15T5Y + 2.737%(A)(I)	500	530
3.650%, H15T5Y + 2.850%(A)(I)	2,800	2,690
KeyCorp
5.000%, TSFR3M + 3.868%(A)(I)	3,000	2,853
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(A)(I)	4,800	5,078
M&T Bank
7.014%, H15T5Y + 3.174%(A)(I)	3,300	3,284
5.125%, TSFR3M + 3.782%(A)(I)	500	486
3.500%, H15T5Y + 2.679%(A)(I)	2,000	1,734
MetLife
3.850%, H15T5Y + 3.576%(A)(I)	3,800	3,717
NatWest Group PLC
8.125%, H15T5Y + 3.752%(A)(I)	2,000	2,119
Nordea Bank Abp MTN
6.125%, USSW5 + 3.388%(A)(C)(I)	2,500	2,509
Northern Trust
4.600%, TSFR3M + 3.464%(A)(I)	500	487
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(A)(I)	2,100	2,090
6.000%, H15T5Y + 3.000%(A)(I)	3,400	3,399
3.400%, H15T5Y + 2.595%(A)(I)	1,000	881
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (A)	2,000	2,068
Reagan Ranch Development
8.500%, 09/01/2031	5,000	4,812
Royal Bank of Scotland Group PLC
8.000%, USSW5 + 5.720%(A)(I)	200	203
Societe Generale
10.000%, H15T5Y + 5.448%(A)(I)	200	213
8.000%, USISDA05 + 5.873%(A)(C)(I)	1,800	1,818
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(C)(I)	4,000	4,176

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
State Street
6.700%, H15T5Y + 2.628%(A)(I)	$1,200	$1,232
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	20,002	6,191
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (A)	4,000	4,262
Truist Financial
6.669%, H15T5Y + 3.003%(A)(I)	10,400	10,269
UBS Group
9.250%, H15T5Y + 4.745%(A)(C)(I)	2,000	2,205
9.250%, H15T5Y + 4.758%(A)(C)(I)	1,000	1,155
4.375%, H15T5Y + 3.313%(A)(C)(I)	6,000	5,135
US Bancorp
5.300%, TSFR3M + 3.176%(A)(I)	1,000	976
3.700%, H15T5Y + 2.541%(A)(I)	7,200	6,365
Voya Financial
7.758%, H15T5Y + 3.358%(A)(I)	1,700	1,802
Wells Fargo
3.900%, H15T5Y + 3.453%(A)(I)	2,200	2,140

		198,213

Health Care — 1.0%
CommonSpirit Health
4.187%, 10/01/2049	3,300	2,763
Toledo Hospital
5.325%, 11/15/2028	2,500	2,456
4.982%, 11/15/2045	1,500	1,157
Tower Health
4.451%, 02/01/2050	5,540	3,324

		9,700

Utilities — 1.5%
Dominion Energy
4.650%, H15T5Y + 2.993%(A)(I)	9,000	8,935
4.350%, H15T5Y + 3.195%(A)(I)	800	764
Duke Energy
4.875%, H15T5Y + 3.388%(A)(I)	6,100	6,086

		15,785

Total Corporate Obligations
(Cost $226,741) ($ Thousands)		223,698

U.S. TREASURY OBLIGATIONS — 4.8%
United States Treasury Bill
5.319%, 10/08/2024 (K)	6,200	6,169
5.299%, 10/29/2024 (K)	4,800	4,762
5.292%, 10/03/2024 (K)	2,300	2,290
5.284%, 09/26/2024 (K)	3,900	3,887
5.267%, 10/10/2024 (K)	2,800	2,785
5.265%, 10/17/2024 (K)	1,700	1,690

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
5.258%, 10/01/2024 (K)	$27,300	$27,190
5.233%, 11/12/2024 (K)	600	594
5.156%, 10/15/2024 (K)	500	497

Total U.S. Treasury Obligations
(Cost $49,847) ($ Thousands)		49,864

	Shares
PREFERRED STOCK — 3.1%
Communication Services — 0.3%
AT&T
4.750%	137,000	2,845

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%	15,000	1,448

Financials — 2.5%
Allstate
7.375%	10,000	270
4.750%	23,234	516
Arch Capital Group
5.450%	13,693	318
Bank of America (A)
5.973%, TSFR3M + 0.912%(A)	25,000	551
Capital One Financial
5.000%	71,700	1,506
Equitable Holdings
5.250%	25,000	576
4.300%	25,956	514
Fifth Third Bancorp (A)
9.296%, TSFR3M + 3.972%(A)	55,412	1,421
Goldman Sachs Group (A)
6.034%, TSFR3M + 0.932%(A)	5,452	124
KeyCorp (A)
6.125%, TSFR3M + 4.154%(A)	4,000	99
M&T Bank (A)
5.625%, US0003M + 4.020%(A)	12,841	325
MetLife
5.625%	21,291	525
4.750%	191,891	4,166
Morgan Stanley (A)
7.125%, US0003M + 4.320%(A)	52,145	1,320
6.875%, US0003M + 3.940%(A)	52,462	1,328
6.625%	2,500	67
6.263%, TSFR3M + 0.962%(A)	161,113	3,578
Regions Financial
6.375%, TSFR3M + 3.798%(A)	2,600	66
5.700%, TSFR3M + 3.410%(A)	16,000	380
4.450%	49,094	910

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
RenaissanceRe Holdings
4.200%	40,000	$730
Stifel Financial
4.500%	44,000	845
US Bancorp
6.583%, TSFR3M + 1.282%(A)	500	424
6.163%, TSFR3M + 0.862%(A)	10,051	217
5.500%	25,000	619
Voya Financial (A)
5.350%, H15T5Y + 3.210%(A)	105,000	2,704
Webster Financial
6.500%	36,337	852
5.250%	42,731	903
Wells Fargo
5.625%	5,000	119

		25,973

Utilities — 0.2%
Duke Energy
5.750%	8,727	218
Entergy Texas
5.375%	39,700	946
NSTAR Electric
4.780%	10,708	831

		1,995

Total Preferred Stock
(Cost $33,851) ($ Thousands)		32,261
	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 0.8%
Real Estate — 0.8%
FHLMC
5.210%, 08/01/2040	$3,580	4,010
3.850%, 07/01/2039	4,173	4,066

		8,076
Total Mortgage-Backed Securities
(Cost $7,370) ($ Thousands)		8,076

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	587,957	588
Total Cash Equivalent
(Cost $588) ($ Thousands)		588
Total Investments in Securities — 98.9%
(Cost $1,039,416) ($ Thousands)		$1,015,342

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2024

Tax-Advantaged Income Fund (Concluded)

Percentages are based on Net Assets of $1,026,165 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $242,763 ($ Thousands), representing 23.7% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Perpetual security with no stated maturity date.
(J)	Level 3 security in accordance with fair value hierarchy.
(K)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	700,855	–	700,855
Corporate Obligations	–	217,715	5,983	223,698
U.S. Treasury Obligations	–	49,864	–	49,864
Preferred Stock	32,261	–	–	32,261
Mortgage-Backed Securities	–	8,076	–	8,076
Cash Equivalent	588	–	–	588
Total Investments in Securities	32,849	976,510	5,983	1,015,342

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,340	$44,936	$(47,688)	$—	$—	$588	$185	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

August 31, 2024

Portfolio Abbreviations
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp.
PLC — Public Limited Company
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assesment Bond
Ser — Series
TA — Tax Allocation
TRAN — Tax Revenue Anticipation Note
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

SEI Tax Exempt Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2024

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value †	$1,532,297		$834,002
Affiliated investment, at value ††	468		—
Cash and cash equivalents	17,302		240
Dividends and interest receivable	17,397		7,690
Receivable for fund shares sold	679		540
Receivable for investment securities sold	2		—
Prepaid expenses	60		33
Total Assets	1,568,205		842,505
Liabilities:
Payable for investment securities purchased	7,941		11,983
Payable for fund shares redeemed	730		544
Income distribution payable	499		278
Shareholder servicing fees payable	290		166
Investment advisory fees payable	254		139
Administration fees payable	212		167
Chief Compliance Officer fees payable	5		3
Accrued expense payable	192		101
Total Liabilities	10,123		13,381
Net Assets	$1,558,082		$829,124
† Cost of investments	$1,548,032		$838,167
†† Cost of affiliated investment	468		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,617,066		$842,211
Total distributable earnings (accumulated losses)	(58,984)		(13,087)
Net Assets	$1,558,082		$829,124
Net Asset Value, Offering and Redemption Price Per Share — Class F	$11.18		$10.00
	($1,366,706,053 ÷ 122,242,719 shares	)	($781,433,194 ÷ 78,157,244 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.19		$9.99
	($191,375,687 ÷ 17,106,598 shares	)	($47,690,822 ÷ 4,772,107 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$234,864		$58,574		$92,591		$102,514		$132,095		$1,014,754
5,151		43		2,256		1,771		451		588
—		—		—		—		—		1,320
2,674		655		797		1,268		1,671		11,221
294		9		8		—		2		121
—		—		—		—		1,043		120
9		2		3		4		5		39
242,992		59,283		95,655		105,557		135,267		1,028,163

2,967		—		2,383		—		1,425		—
51		13		11		42		162		418
33		14		19		22		27		778
28		8		12		12		17		168
48		13		18		20		30		317
37		9		15		17		21		187
1		—		—		—		—		4
30		7		11		14		18		126
3,195		64		2,469		127		1,700		1,998
$239,797		$59,219		$93,186		$105,430		$133,567		$1,026,165
$243,165		$60,060		$94,907		$104,413		$134,949		$1,038,828
5,151		43		2,256		1,771		451		588

$251,734		$61,561		$96,162		$108,299		$137,665		$1,091,684
(11,937)		(2,342)		(2,976)		(2,869)		(4,098)		(65,519)
$239,797		$59,219		$93,186		$105,430		$133,567		$1,026,165
$10.24		$10.16		$9.98		$10.28		$10.38		$9.44
($220,137,126 ÷ 21,506,888 shares	)	($58,937,368 ÷ 5,802,114 shares	)	($92,445,049 ÷ 9,258,942 shares	)	($96,268,997 ÷ 9,362,660 shares	)	($133,320,950 ÷ 12,839,158 shares	)	($802,059,082 ÷ 85,007,498 shares	)
$10.24		$10.14		$9.98		$10.27		$10.38		$9.43
($19,659,712 ÷ 1,920,004 shares	)	($281,396 ÷ 27,755 shares	)	($741,321 ÷ 74,262 shares	)	($9,161,273 ÷ 892,286 shares	)	($246,412 ÷ 23,734 shares	)	($224,105,795 ÷ 23,773,867 shares	)

SEI Tax Exempt Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended August 31, 2024

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$54,833	$27,289
Dividend income	—	—
Income from Affiliated Investments	175	—
Total Investment Income	55,008	27,289
Expenses:
Investment advisory fees	5,212	2,922
Shareholder servicing fees - Class F	3,480	2,089
Administration fees	3,141	1,771
Trustees' fees (Form N-CSR Item 10)	39	23
Chief Compliance Officer fees	4	2
Professional fees	133	72
Printing fees	120	65
Registration fees	111	66
Pricing fees	99	51
Custodian/Wire Agent fees	45	25
Proxy fees	3	3
Other expenses	41	24
Total Expenses	12,428	7,113
Less, waiver of:
Investment advisory fees	(2,175)	(1,172)
Administration fees	(730)	(460)
Shareholder servicing fees - Class F	—	—
Net Expenses	9,523	5,481
Net Investment Income	45,485	21,808
Net Realized Gain (Loss) on:
Investments	(9,016)	(1,696)
Futures contracts	—	—
Net Realized Gain (Loss)	(9,016)	(1,696)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	55,949	16,719
Futures contracts	—	—
Net Change in Unrealized Appreciation (Depreciation)	55,949	16,719
Net Realized and Unrealized Gain (Loss)	46,933	15,023
Net Increase in Net Assets Resulting from Operations	$92,418	$36,831
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$5,610	$1,293	$2,357	$2,582	$3,465	$59,045
—	—	—	—	—	2,324
134	38	56	71	53	185
5,744	1,331	2,413	2,653	3,518	61,554

789	198	305	357	479	5,089
553	149	229	248	341	2,027
478	120	185	216	273	3,053
6	1	2	3	3	25
1	—	—	—	—	3
20	5	8	9	11	86
18	5	7	8	10	77
17	4	6	8	10	70
14	6	8	8	12	68
7	2	3	3	4	29
3	3	3	3	3	3
6	2	2	3	4	26
1,912	495	758	866	1,150	10,556

(219)	(42)	(93)	(109)	(112)	(1,361)
(55)	(11)	(16)	(18)	(35)	(916)
(221)	(60)	(92)	(99)	(136)	(16)
1,417	382	557	640	867	8,263
4,327	949	1,856	2,013	2,651	53,291

(2,075)	(298)	(198)	(561)	(825)	(11,109)
—	—	—	—	—	1,199
(2,075)	(298)	(198)	(561)	(825)	(9,910)

7,719	1,757	2,161	3,131	4,148	60,146
—	—	—	—	—	23
7,719	1,757	2,161	3,131	4,148	60,169
5,644	1,459	1,963	2,570	3,323	50,259
$9,971	$2,408	$3,819	$4,583	$5,974	$103,550

SEI Tax Exempt Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2023 to 8/31/2024	9/1/2022 to 8/31/2023	9/1/2023 to 8/31/2024	9/1/2022 to 8/31/2023
Operations:
Net investment income	$45,485	$45,416	$21,808	$19,691
Net realized loss	(9,016)	(17,744)	(1,696)	(3,621)
Net change in unrealized appreciation (depreciation)	55,949	(12,870)	16,719	3,206
Net Increase in Net Assets Resulting from Operations	92,418	14,802	36,831	19,276
Distributions:
Class F	(39,012)	(39,476)	(20,375)	(18,360)
Class Y	(5,723)	(5,314)	(1,335)	(1,264)
Total Distributions	(44,735)	(44,790)	(21,710)	(19,624)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	181,162	280,229	88,809	183,140
Reinvestment of dividends & distributions	34,559	34,743	17,223	15,531
Cost of shares redeemed	(335,109)	(600,326)	(257,611)	(374,156)
Net Decrease from Class F Transactions	(119,388)	(285,354)	(151,579)	(175,485)
Class Y:
Proceeds from shares issued	42,677	112,607	17,565	37,480
Reinvestment of dividends & distributions	4,183	4,122	1,117	1,105
Cost of shares redeemed	(60,426)	(87,417)	(24,661)	(49,177)
Net Increase (Decrease) from Class Y Transactions	(13,566)	29,312	(5,979)	(10,592)
Net Decrease in Net Assets from Capital Share Transactions	(132,954)	(256,042)	(157,558)	(186,077)
Net Decrease in Net Assets	(85,271)	(286,030)	(142,437)	(186,425)
Net Assets:
Beginning of year	1,643,353	1,929,383	971,561	1,157,986
End of year	$1,558,082	$1,643,353	$829,124	$971,561
(1) See Note 7 in the Notes to Financial Statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2023 to 8/31/2024	9/1/2022 to 8/31/2023	9/1/2023 to 8/31/2024	9/1/2022 to 8/31/2023	9/1/2023 to 8/31/2024	9/1/2022 to 8/31/2023	9/1/2023 to 8/31/2024	9/1/2022 to 8/31/2023

$4,327	$4,319	$949	$930	$1,856	$1,908	$2,013	$2,102
(2,075)	(1,559)	(298)	(525)	(198)	(454)	(561)	(404)
7,719	(1,254)	1,757	116	2,161	(75)	3,131	288
9,971	1,506	2,408	521	3,819	1,379	4,583	1,986

(3,990)	(4,433)	(957)	(923)	(1,846)	(1,912)	(1,839)	(2,040)
(352)	(467)	(5)	(7)	(16)	(17)	(179)	(212)
(4,342)	(4,900)	(962)	(930)	(1,862)	(1,929)	(2,018)	(2,252)

26,627	28,330	5,865	4,922	13,418	26,480	11,431	40,298
3,461	3,840	810	779	1,643	1,700	1,613	1,764
(44,993)	(66,424)	(10,464)	(16,950)	(17,542)	(43,020)	(22,245)	(61,821)
(14,905)	(34,254)	(3,789)	(11,249)	(2,481)	(14,840)	(9,201)	(19,759)

10,725	3,281	5	—	157	152	4,452	4,126
289	390	—	1	14	15	157	185
(13,007)	(17,965)	(70)	(532)	(194)	(459)	(5,123)	(12,943)
(1,993)	(14,294)	(65)	(531)	(23)	(292)	(514)	(8,632)
(16,898)	(48,548)	(3,854)	(11,780)	(2,504)	(15,132)	(9,715)	(28,391)
(11,269)	(51,942)	(2,408)	(12,189)	(547)	(15,682)	(7,150)	(28,657)

251,066	303,008	61,627	73,816	93,733	109,415	112,580	141,237
$239,797	$251,066	$59,219	$61,627	$93,186	$93,733	$105,430	$112,580

SEI Tax Exempt Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2023 to 8/31/2024	9/1/2022 to 8/31/2023	9/1/2023 to 8/31/2024	9/1/2022 to 8/31/2023
Operations:
Net investment income	$2,651	$2,639	$53,291	$52,715
Net realized loss	(825)	(372)	(9,910)	(32,253)
Net change in unrealized appreciation (depreciation)	4,148	(1,544)	60,169	(24,709)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,974	723	103,550	(4,247)
Distributions:
Class F	(2,627)	(2,629)	(38,833)	(40,240)
Class Y	(5)	(11)	(10,428)	(9,042)
Total Distributions	(2,632)	(2,640)	(49,261)	(49,282)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	14,128	18,060	86,395	145,468
Reinvestment of dividends & distributions	2,327	2,312	32,864	34,102
Cost of shares redeemed	(29,037)	(41,172)	(210,077)	(292,351)
Net Decrease from Class F Transactions	(12,582)	(20,800)	(90,818)	(112,781)
Class Y:
Proceeds from shares issued	2	—	44,295	104,702
Reinvestment of dividends & distributions	5	11	7,405	6,741
Cost of shares redeemed	(3)	(634)	(44,805)	(67,242)
Net Increase (Decrease) from Class Y Transactions	4	(623)	6,895	44,201
Net Decrease in Net Assets from Capital Share Transactions	(12,578)	(21,423)	(83,923)	(68,580)
Net Decrease in Net Assets	(9,236)	(23,340)	(29,634)	(122,109)
Net Assets:
Beginning of year	142,803	166,143	1,055,799	1,177,908
End of year	$133,567	$142,803	$1,026,165	$1,055,799
(1) See Note 7 in the Notes to Financial Statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout each year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2024	$10.84	$0.31	$0.34	$0.65	$(0.31)	$—	$(0.31)	$11.18	6.07%	$1,366,706	0.63%	0.82%	2.85%	24%
2023	11.00	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.84	1.11	1,443,612	0.63	0.81	2.60	18
2022	12.29	0.25	(1.26)	(1.01)	(0.25)	(0.03)	(0.28)	11.00	(8.31)	1,755,076	0.63	0.80	2.16	24
2021	12.09	0.26	0.22	0.48	(0.26)	(0.02)	(0.28)	12.29	3.98	2,033,780	0.63	0.80	2.15	11
2020	12.10	0.27	0.03	0.30	(0.28)	(0.03)	(0.31)	12.09	2.46	1,871,864	0.63	0.79	2.29	20
Class Y
2024	$10.85	$0.34	$0.34	$0.68	$(0.34)	$—	$(0.34)	$11.19	6.33%	$191,376	0.38%	0.57%	3.10%	24%
2023	11.01	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.85	1.37	199,741	0.38	0.56	2.85	18
2022	12.30	0.28	(1.26)	(0.98)	(0.28)	(0.03)	(0.31)	11.01	(8.07)	174,307	0.38	0.55	2.41	24
2021	12.10	0.29	0.22	0.51	(0.29)	(0.02)	(0.31)	12.30	4.23	189,210	0.38	0.55	2.40	11
2020	12.11	0.30	0.03	0.33	(0.31)	(0.03)	(0.34)	12.10	2.72	155,284	0.38	0.54	2.54	20
Short Duration Municipal Fund
Class F
2024	$9.83	$0.24	$0.17	$0.41	$(0.24)	$—	$(0.24)	$10.00	4.24%	$781,433	0.63%	0.82%	2.45%	37%
2023	9.83	0.18	—	0.18	(0.18)	—	(0.18)	9.83	1.87	918,844	0.63	0.81	1.85	40
2022	10.13	0.06	(0.30)	(0.24)	(0.06)	—	(0.06)	9.83	(2.33)	1,094,787	0.63	0.80	0.65	35
2021	10.13	0.08	—	0.08	(0.08)	—	(0.08)	10.13	0.77	1,188,974	0.63	0.81	0.77	30
2020	10.08	0.12	0.05	0.17	(0.12)	—	(0.12)	10.13	1.69	1,220,449	0.63	0.80	1.19	46
Class Y
2024	$9.82	$0.27	$0.17	$0.44	$(0.27)	$—	$(0.27)	$9.99	4.50%	$47,691	0.38%	0.57%	2.70%	37%
2023	9.82	0.21	—	0.21	(0.21)	—	(0.21)	9.82	2.12	52,717	0.38	0.56	2.10	40
2022	10.12	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	9.82	(2.10)	63,199	0.38	0.55	0.90	35
2021	10.12	0.10	—	0.10	(0.10)	—	(0.10)	10.12	1.01	62,824	0.38	0.56	1.02	30
2020	10.08	0.14	0.04	0.18	(0.14)	—	(0.14)	10.12	1.85	63,536	0.38	0.55	1.44	46
California Municipal Bond Fund
Class F
2024	$9.99	$0.18	$0.25	$0.43	$(0.18)	$—	$(0.18)	$10.24	4.37%	$220,137	0.60%	0.82%	1.80%	26%
2023	10.10	0.16	(0.09)	0.07	(0.16)	(0.02)	(0.18)	9.99	0.73	229,828	0.60	0.82	1.60	11
2022	11.13	0.15	(1.00)	(0.85)	(0.15)	(0.03)	(0.18)	10.10	(7.71)	267,060	0.60	0.81	1.44	9
2021	11.18	0.16	(0.01)	0.15	(0.16)	(0.04)	(0.20)	11.13	1.31	329,000	0.60	0.81	1.42	8
2020	11.14	0.18	0.08	0.26	(0.18)	(0.04)	(0.22)	11.18	2.39	304,436	0.60	0.81	1.62	12
Class Y
2024	$10.00	$0.20	$0.24	$0.44	$(0.20)	$—	$(0.20)	$10.24	4.42%	$19,660	0.45%	0.57%	1.95%	26%
2023	10.09	0.17	(0.07)	0.10	(0.17)	(0.02)	(0.19)	10.00	1.00	21,238	0.45	0.57	1.75	11
2022	11.12	0.17	(1.00)	(0.83)	(0.17)	(0.03)	(0.20)	10.09	(7.58)	35,948	0.45	0.56	1.60	9
2021	11.17	0.17	(0.01)	0.16	(0.17)	(0.04)	(0.21)	11.12	1.46	29,632	0.45	0.56	1.57	8
2020	11.14	0.19	0.07	0.26	(0.19)	(0.04)	(0.23)	11.17	2.45	26,674	0.45	0.56	1.77	12
Massachusetts Municipal Bond Fund
Class F
2024	$9.91	$0.16	$0.25	$0.41	$(0.16)	$—	$(0.16)	$10.16	4.18%	$58,938	0.64%	0.83%	1.58%	21%
2023	9.96	0.14	(0.05)	0.09	(0.14)	—	(0.14)	9.91	0.92	61,290	0.63	0.82	1.40	14
2022	10.98	0.13	(0.97)	(0.84)	(0.13)	(0.05)	(0.18)	9.96	(7.78)	72,934	0.63	0.82	1.21	5
2021	11.06	0.13	(0.03)	0.10	(0.13)	(0.05)	(0.18)	10.98	0.93	83,982	0.63	0.82	1.21	9
2020	10.96	0.16	0.14	0.30	(0.16)	(0.04)	(0.20)	11.06	2.79	76,035	0.63	0.80	1.47	16
Class Y
2024	$9.90	$0.17	$0.25	$0.42	$(0.18)	$—	$(0.18)	$10.14	4.24%	$281	0.49%	0.58%	1.73%	21%
2023	9.94	0.15	(0.03)	0.12	(0.16)	—	(0.16)	9.90	1.17	337	0.48	0.57	1.55	14
2022	10.97	0.14	(0.98)	(0.84)	(0.14)	(0.05)	(0.19)	9.94	(7.74)	882	0.48	0.57	1.36	5
2021	11.04	0.15	(0.02)	0.13	(0.15)	(0.05)	(0.20)	10.97	1.18	862	0.48	0.57	1.36	9
2020	10.95	0.18	0.13	0.31	(0.18)	(0.04)	(0.22)	11.04	2.86	981	0.48	0.55	1.63	16

SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout each year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2024	$9.78	$0.20	$0.20	$0.40	$(0.20)	$—	$(0.20)	$9.98	4.12%	$92,445	0.61%	0.82%	2.01%	21%
2023	9.84	0.19	(0.06)	0.13	(0.19)	—	(0.19)	9.78	1.33	92,987	0.60	0.82	1.90	19
2022	10.73	0.17	(0.89)	(0.72)	(0.17)	—	(0.17)	9.84	(6.78)	108,363	0.60	0.82	1.63	12
2021	10.77	0.19	(0.03)	0.16	(0.19)	(0.01)	(0.20)	10.73	1.44	121,735	0.60	0.81	1.74	6
2020	10.75	0.20	0.03	0.23	(0.20)	(0.01)	(0.21)	10.77	2.22	113,839	0.60	0.81	1.89	9
Class Y
2024	$9.77	$0.21	$0.21	$0.42	$(0.21)	$—	$(0.21)	$9.98	4.39%	$741	0.46%	0.57%	2.16%	21%
2023	9.84	0.20	(0.07)	0.13	(0.20)	—	(0.20)	9.77	1.38	746	0.45	0.57	2.05	19
2022	10.73	0.18	(0.89)	(0.71)	(0.18)	—	(0.18)	9.84	(6.64)	1,052	0.45	0.57	1.79	12
2021	10.77	0.20	(0.03)	0.17	(0.20)	(0.01)	(0.21)	10.73	1.59	1,077	0.45	0.56	1.89	6
2020	10.75	0.22	0.03	0.25	(0.22)	(0.01)	(0.23)	10.77	2.38	1,095	0.45	0.56	2.04	9
New York Municipal Bond Fund
Class F
2024	$10.02	$0.19	$0.26	$0.45	$(0.19)	$—	$(0.19)	$10.28	4.52%	$96,269	0.61%	0.82%	1.85%	19%
2023	10.07	0.17	(0.04)	0.13	(0.17)	(0.01)	(0.18)	10.02	1.31	102,989	0.60	0.82	1.67	23
2022	11.07	0.15	(0.89)	(0.74)	(0.15)	(0.11)	(0.26)	10.07	(6.80)	122,816	0.60	0.82	1.45	11
2021	11.03	0.16	0.09	0.25	(0.16)	(0.05)	(0.21)	11.07	2.26	147,951	0.60	0.81	1.46	17
2020	11.10	0.18	(0.04)	0.14	(0.18)	(0.03)	(0.21)	11.03	1.29	162,405	0.60	0.80	1.62	8
Class Y
2024	$10.00	$0.20	$0.27	$0.47	$(0.20)	$—	$(0.20)	$10.27	4.78%	$9,161	0.46%	0.57%	2.00%	19%
2023	10.05	0.18	(0.04)	0.14	(0.18)	(0.01)	(0.19)	10.00	1.46	9,591	0.45	0.57	1.82	23
2022	11.05	0.17	(0.89)	(0.72)	(0.17)	(0.11)	(0.28)	10.05	(6.68)	18,421	0.45	0.57	1.60	11
2021	11.01	0.18	0.09	0.27	(0.18)	(0.05)	(0.23)	11.05	2.42	20,785	0.45	0.56	1.61	17
2020	11.08	0.19	(0.04)	0.15	(0.19)	(0.03)	(0.22)	11.01	1.44	18,005	0.45	0.55	1.78	8
Pennsylvania Municipal Bond Fund
Class F
2024	$10.14	$0.20	$0.24	$0.44	$(0.20)	$—	$(0.20)	$10.38	4.36%	$133,321	0.64%	0.84%	1.94%	20%
2023	10.25	0.18	(0.11)	0.07	(0.18)	—	(0.18)	10.14	0.68	142,567	0.63	0.84	1.75	7
2022	11.29	0.17	(1.02)	(0.85)	(0.17)	(0.02)	(0.19)	10.25	(7.66)	165,277	0.63	0.84	1.55	6
2021	11.34	0.17	—	0.17	(0.17)	(0.05)	(0.22)	11.29	1.53	180,465	0.63	0.83	1.54	7
2020	11.21	0.19	0.16	0.35	(0.19)	(0.03)	(0.22)	11.34	3.18	172,027	0.63	0.83	1.69	9
Class Y
2024	$10.13	$0.21	$0.25	$0.46	$(0.21)	$—	$(0.21)	$10.38	4.60%	$246	0.48%	0.59%	2.10%	20%
2023	10.25	0.19	(0.12)	0.07	(0.19)	—	(0.19)	10.13	0.73	236	0.48	0.59	1.90	7
2022	11.29	0.18	(1.02)	(0.84)	(0.18)	(0.02)	(0.20)	10.25	(7.52)	866	0.48	0.59	1.70	6
2021	11.34	0.19	—	0.19	(0.19)	(0.05)	(0.24)	11.29	1.67	951	0.48	0.58	1.69	7
2020	11.21	0.21	0.16	0.37	(0.21)	(0.03)	(0.24)	11.34	3.34	921	0.48	0.58	1.84	9
Tax-Advantaged Income Fund
Class F
2024	$8.94	$0.47	$0.47	$0.94	$(0.44)	$—	$(0.44)	$9.44	10.77%	$802,059	0.86%	1.08%	5.19%	23%
2023	9.36	0.44	(0.45)	(0.01)	(0.41)	—	(0.41)	8.94	(0.07)	849,722	0.86	1.08	4.84	27
2022	10.87	0.38	(1.45)	(1.07)	(0.37)	(0.07)	(0.44)	9.36	(10.01)	1,006,757	0.86	1.08	3.72	24
2021	10.39	0.38	0.52	0.90	(0.36)	(0.06)	(0.42)	10.87	8.93	1,189,304	0.86	1.08	3.53	17
2020	10.62	0.40	(0.09)	0.31	(0.40)	(0.14)	(0.54)	10.39	3.00	1,112,942	0.86	1.07	3.85	43
Class Y
2024	$8.93	$0.50	$0.46	$0.96	$(0.46)	$—	$(0.46)	$9.43	11.05%	$224,106	0.62%	0.84%	5.43%	23%
2023	9.35	0.46	(0.45)	0.01	(0.43)	—	(0.43)	8.93	0.18	206,077	0.61	0.83	5.09	27
2022	10.86	0.40	(1.44)	(1.04)	(0.40)	(0.07)	(0.47)	9.35	(9.80)	171,151	0.61	0.83	3.98	24
2021	10.38	0.40	0.53	0.93	(0.39)	(0.06)	(0.45)	10.86	9.20	185,211	0.61	0.83	3.78	17
2020	10.61	0.42	(0.09)	0.33	(0.42)	(0.14)	(0.56)	10.38	3.25	157,336	0.61	0.82	4.11	43

*	Per share calculated using average shares.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2024

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Trust is registered to offer Class F and Class Y shares of each Fund. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board

of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024

converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC, through the Committee, or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the

SEI Tax Exempt Trust

assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2024, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use interest rate futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of August 31, 2024, if applicable.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024

The Tax-Advantaged Income Fund utilized futures to manage its interest rate risk and therefore has interest rate risk exposure.

Discount and Premium Amortization — All amortization is calculated using the effective interest method. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’

Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

SEI Tax Exempt Trust

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

As of August 31, 2024, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser	Investment Sub-Adviser
Intermediate-Term Municipal Fund	Massachusetts Municipal Bond Fund
Delaware Investments Fund Advisers, a series of	Insight North America LLC
Macquarie Investment Management Business Trust	New Jersey Municipal Bond Fund
Insight North America LLC	Insight North America LLC
Wellington Management Company LLP	New York Municipal Bond Fund
Short Duration Municipal Fund	Insight North America LLC
Allspring Global Investments, LLC	Pennsylvania Municipal Bond Fund
Neuberger Berman Investment Advisers LLC	Insight North America LLC
Western Asset Management Company, LLC
California Municipal Bond Fund
Insight North America LLC

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024

Investment Sub-Adviser

Tax-Advantaged Income Fund
Allspring Global Investments, LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the year ended August 31, 2024, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended August 31, 2024, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the year ended August 31, 2024, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$361,772	$361,772
Sales	—	479,021	479,021
Short Duration Municipal Fund
Purchases	—	291,180	291,180
Sales	—	423,446	423,446
California Municipal Bond Fund
Purchases	—	59,831	59,831
Sales	—	73,020	73,020
Massachusetts Municipal Bond Fund
Purchases	—	12,367	12,367
Sales	—	14,005	14,005
New Jersey Municipal Bond Fund
Purchases	—	18,698	18,698
Sales	—	18,600	18,600
New York Municipal Bond Fund
Purchases	—	20,358	20,358
Sales	—	29,351	29,351
Pennsylvania Municipal Bond Fund
Purchases	—	27,404	27,404
Sales	—	37,267	37,267
Tax-Advantaged Income Fund
Purchases	5,142	196,447	201,589
Sales	72	288,554	288,626

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2024, the Funds did not incur any interest or penalties.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance

SEI Tax Exempt Trust

with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist of market discount adjustments, defaulted bond adjustments, perpetual bond adjustments, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and distribution reclassifications. There are no permanent differences credited or charged to paid-in capital and distributable earnings as of August 31, 2024.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2024	$44,341	$394	$—	$44,735
	2023	44,549	241	—	44,790
Short Duration Municipal Fund	2024	21,626	84	—	21,710
	2023	19,576	48	—	19,624
California Municipal Bond Fund	2024	4,226	116	—	4,342
	2023	4,272	54	574	4,900
Massachusetts Municipal Bond Fund	2024	930	32	—	962
	2023	903	27	—	930
New Jersey Municipal Bond Fund	2024	1,814	48	—	1,862
	2023	1,831	77	21	1,929
New York Municipal Bond Fund	2024	1,956	62	—	2,018
	2023	2,019	82	151	2,252
Pennsylvania Municipal Bond Fund	2024	2,586	46	—	2,632
	2023	2,601	39	—	2,640
Tax-Advantaged Income Fund	2024	30,828	18,433	—	49,261
	2023	31,178	18,104	—	49,282

As of August 31, 2024 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$3,799	$—	$—	$(44,056)	$—	$(14,888)	$(3,839)	$(58,984)
Short Duration Municipal Fund	1,858	—	—	(9,091)	—	(4,033)	(1,821)	(13,087)
California Municipal Bond Fund	249	—	—	(3,644)	—	(8,301)	(241)	(11,937)
Massachusetts Municipal Bond Fund	74	—	—	(844)	—	(1,486)	(86)	(2,342)
New Jersey Municipal Bond Fund	164	—	—	(652)	—	(2,316)	(172)	(2,976)
New York Municipal Bond Fund	175	—	—	(965)	—	(1,899)	(180)	(2,869)
Pennsylvania Municipal Bond Fund	233	—	—	(1,262)	—	(2,829)	(240)	(4,098)
Tax-Advantaged Income Fund	6,187	—	—	(43,318)	—	(23,994)	(4,394)	(65,519)

Post-October losses represent losses realized on investment transactions from November 1, 2023 through August 31, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/24 ($ Thousands)
Intermediate-Term Municipal Fund	$19,162	$24,894	$44,056
Short Duration Municipal Fund	733	8,358	9,091
California Municipal Bond Fund	–	3,644	3,644
Massachusetts Municipal Bond Fund	7	837	844
New Jersey Municipal Bond Fund	–	652	652
New York Municipal Bond Fund	–	965	965
Pennsylvania Municipal Bond Fund	7	1,255	1,262
Tax-Advantaged Income Fund	12,655	30,663	43,318

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024

At August 31, 2024, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,547,653	$23,384	$(38,272)	$(14,888)
Short Duration Municipal Fund	838,035	4,086	(8,119)	(4,033)
California Municipal Bond Fund	248,316	1,210	(9,511)	(8,301)
Massachusetts Municipal Bond Fund	60,103	507	(1,993)	(1,486)
New Jersey Municipal Bond Fund	97,163	323	(2,639)	(2,316)
New York Municipal Bond Fund	106,184	666	(2,565)	(1,899)
Pennsylvania Municipal Bond Fund	135,375	956	(3,785)	(2,829)
Tax-Advantaged Income Fund	1,039,336	52,883	(76,877)	(23,994)

6. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned

SEI Tax Exempt Trust

by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024

purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and

SEI Tax Exempt Trust

preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

7. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2023 to 08/31/2024	09/01/2022 to 08/31/2023	09/01/2023 to 08/31/2024	09/01/2022 to 08/31/2023	09/01/2023 to 08/31/2024	09/01/2022 to 08/31/2023
Shares Issued and Redeemed:
Class F:
Shares Issued	16,484	25,631	8,985	18,645	2,631	2,822
Shares Issued in Lieu of Dividends and Distributions	3,147	3,194	1,742	1,582	343	383
Redeemed	(30,549)	(55,224)	(26,083)	(38,127)	(4,469)	(6,646)
Total Class F Transactions	(10,918)	(26,399)	(15,356)	(17,900)	(1,495)	(3,441)
Class Y:
Shares Issued	3,895	10,260	1,788	3,835	1,050	327
Shares Issued in Lieu of Dividends and Distributions	381	379	113	113	29	39
Redeemed	(5,582)	(8,060)	(2,496)	(5,014)	(1,284)	(1,803)
Total Class Y Transactions	(1,306)	2,579	(595)	(1,066)	(205)	(1,437)
(Decrease) in Share Transactions	(12,224)	(23,820)	(15,951)	(18,966)	(1,700)	(4,878)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2023 to 08/31/2024	09/01/2022 to 08/31/2023	09/01/2023 to 08/31/2024	09/01/2022 to 08/31/2023	09/01/2023 to 08/31/2024	09/01/2022 to 08/31/2023
Shares Issued and Redeemed:
Class F:
Shares Issued	585	492	1,357	2,687	1,120	3,993
Shares Issued in Lieu of Dividends and Distributions	81	78	167	173	159	175
Redeemed	(1,046)	(1,710)	(1,777)	(4,363)	(2,195)	(6,086)
Total Class F Transactions	(380)	(1,140)	(253)	(1,503)	(916)	(1,918)
Class Y:
Shares Issued	1	—	16	15	436	410
Shares Issued in Lieu of Dividends and Distributions	—	—	1	1	15	19
Redeemed	(7)	(55)	(19)	(47)	(518)	(1,301)
Total Class Y Transactions	(6)	(55)	(2)	(31)	(67)	(872)
(Decrease) in Share Transactions	(386)	(1,195)	(255)	(1,534)	(983)	(2,790)

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2024

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2023 to 08/31/2024	09/01/2022 to 08/31/2023	09/01/2023 to 08/31/2024	09/01/2022 to 08/31/2023
Shares Issued and Redeemed:
Class F:
Shares Issued	1,377	1,762	9,482	16,043
Shares Issued in Lieu of Dividends and Distributions	227	227	3,608	3,785
Redeemed	(2,831)	(4,044)	(23,122)	(32,360)
Total Class F Transactions	(1,227)	(2,055)	(10,032)	(12,532)
Class Y:
Shares Issued	—	—	4,850	11,510
Shares Issued in Lieu of Dividends and Distributions	1	—	813	749
Redeemed	—	(62)	(4,959)	(7,493)
Total Class Y Transactions	1	(62)	704	4,766
(Decrease) in Share Transactions	(1,226)	(2,117)	(9,328)	(7,766)

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2024, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	95.01%
Class Y	85.17%
Short Duration Municipal Fund
Class F	96.02%
Class Y	72.45%
California Municipal Bond Fund
Class F	95.57%
Class Y	97.24%
Massachusetts Municipal Bond Fund
Class F	97.03%
Class Y	93.33%
New Jersey Municipal Bond Fund
Class F	97.63%
Class Y	22.38%
New York Municipal Bond Fund
Class F	94.98%
Class Y	95.71%
Pennsylvania Municipal Bond Fund
Class F	94.47%
Class Y	43.61%
Tax-Advantaged Income Fund
Class F	95.08%
Class Y	90.48%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of August 31, 2024.

SEI Tax Exempt Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Tax Exempt Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Tax Exempt Trust, comprised of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund (the Funds), including the schedules of investments, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

October 24, 2024

SEI Tax Exempt Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2024 taxable year end this notice is for information purposes only. For shareholders with an August 31, 2024 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2024, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax Exempt Income Distributions(6)	Total Distributions	(D) Dividends Received Deduction(1)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.88%	99.12%	100.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.38%	99.62%	100.00%	0.00%
California Municipal Bond Fund(7)	0.00%	2.58%	97.42%	100.00%	0.00%
Massachusetts Municipal Bond Fund(6)	0.00%	3.39%	96.61%	100.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	2.61%	97.39%	100.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	3.06%	96.94%	100.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	1.74%	98.26%	100.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	0.00%	37.51%	62.49%	100.00%	6.65%

Fund	(E) Qualifying Dividend Income(2)	(F) U.S. Government Interest (Tax Basis)(3)	(G) Interest Related Dividends(4)	(H) Short-Term Capital Gains Dividends(5)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
California Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Massachusetts Municipal Bond Fund(6)	0.00%	0.00%	0.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	4.65%	5.73%	0.00%	0.00%

(1) “Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2) “Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Funds to designate the max amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution for calendar year ended 2024. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution for calendar year ended 2024 that is exempted from U.S. withholding tax when paid to foreign investors.

(6) “Exempt-Interest Dividends” represent the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(7) For California income tax purposes, for the fiscal year ended August 31, 2024, the Intermediate-Term Municipal, the Short Duration Municipal, the California Municipal, the Massachusetts Municipal, the New Jersey Municipal, the New York Municipal, the Pennsylvania Municipal and the Tax Advantaged Income Funds designated 5.35%, 3.34%, 99.57%, 0.00%, 0.00%, 0.00%, 0.00% and 13.13% respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.

Items (D) and (E) are based on the percentage of “Ordinary Income Distributions”.

Item (F) is based on the percentage of gross income of each Fund.

Item (G) is based on the percentage of net investment income distributions.

Item (H) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Tax Exempt Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Form N-CSR Item 11)

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Tax Exempt Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Form N-CSR Item 11) (Concluded)

At the December 4-6, 2023 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and Sub-Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, the Advisory Agreement and Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend the Advisory Agreement and Sub-Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension of the Advisory Agreement and Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-4, 2024 meeting, the Board evaluated the Advisory Agreement and Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 4-6, 2023 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC

SEI Tax Exempt Trust

and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Tax Exempt Trust

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SEI Tax Exempt Trust / Annual Financials and Other Information / August 31, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-024 (8/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of the Investment Advisory Contract is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 1, 2024

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & CFO

Date: November 1, 2024